UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22616

GL Beyond Income Fund

(Exact name of registrant as specified in charter)

400 Fifth Avenue

Waltham, MA

02451

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

1/31

Date of reporting period: 1/31/14

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2014

Investor Information: 1-855-754-7930

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of GL Beyond Income Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Fellow Shareholders:

We are pleased to present you with the GL Beyond Income Fund Annual Report. From fiscal year start on February 1st, 2013 through the fund’s fiscal year end on January 31, 2014 the GL Beyond Income Fund total return was 12.75%*. This compares to Barclays Capital Aggregate Bond Index of 0.12% and S&P 500 Index total returns of 21.52%.

During the year under review, the GL Beyond Income Fund benefited from its investments in variable rate, consumer loan notes with low durations.  Most of these loans were issued to graduates of professional schools with careers in relatively non-cyclical employment segments.  The demand for these securities has remained strong and the GL Beyond Income Fund has worked diligently to match investor appetite with issuer supply while attempting to minimize zero-yielding cash balances.

The GL Beyond Income Fund also made dividend distributions each quarter to its shareholders of the net investment income of the Fund after payment of Fund operating expenses.  All dividends were automatically reinvested in additional shares of the Fund, unless shareholders elected to receive cash.

In 2014 the Fund anticipates continued investor demand and will rely on its investment adviser’s research team to review securities for purchase or direct issuance. The GL Beyond Income Fund will continue to monitor key macroeconomic indicators such as interest and unemployment rates while reviewing its credit policies on an ongoing basis.

We look forward to what we hope will be a successful year and thank you for being a GL Beyond Income Fund shareholder.

Sincerely,

Daniel Thibeault, President

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The GL Beyond Income Fund made quarterly distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

The S&P 500 is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.  The Barclays Capital Aggregate Bond Index covers the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes government securities, mortgage-backed securities, asset-backed securities and corporate securities all with a maturity of greater than one year.

0842-NLD-03/11/2014

GL Beyond Income Fund

Performance of a 10,000 Investment (Unaudited)

Since Inception through January 31, 2014*

Total Returns as of January 31, 2014	One Year	Since Inception*+
GL Beyond Income Fund	12.75%	10.35%
Barclays Capital Aggregate Bond	0.12%	1.83%
S&P 500 Index	21.52%	16.48%
S&P/LSTA US Leveraged Loan 100 Index	(0.12)%	2.07%

________________

* Commencement of operations is March 23, 2012.

+ Annualized

The Barclays Capital Aggregate Bond Index, which used to be called the "Lehman Aggregate Bond Index," is a broad base index, maintained by Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in United States.

The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  Investors cannot invest directly in an index or benchmark.

The S&P/LSTA Leveraged Loan 100 Index (LL100) dates back to 2002 and is a daily tradable index for the U.S. market that seeks to mirror the market-weighted performance of the largest institutional leveraged loans, as determined by criteria.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions.  The Fund’s total gross annual operating expenses, including underlying funds, are 4.00%.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the fund shares.

 Portfolio Composition as of January 31, 2014 (Unaudited)

	Percent of Net Assets		Percent of Net Assets
Consumer Notes	76.31%	Medicine - Veterinary	0.99%
Law	25.31%	MS	0.89%
Medicine - Allopathic	13.14%	Doctor of Osteopathic Medicine	0.78%
MBA	10.97%	Juris Doctorate	0.09%
Other	10.90%	Masters	0.08%
Medicine - Osteopathic	3.87%	Doctor of Dental Surgery	0.06%
Dentistry	2.85%	Physicians Assistant	0.04%
Pharmacy	1.92%	Closed-Ended Funds	4.91%
Doctor of Medicine	1.47%	Private Placement	13.40%
BS	1.42%	Other Assets Less Liabilities	5.38%
PHD	1.53%	Net Assets	100.00%

GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS
January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	CONSUMER NOTES - 76.31% ^
	BS - 1.42%
$ 438,009	Loan 000310005TA01	17.20	7/15/2023	$ 438,006

	DENTISTRY - 2.85%
24,705	Loan 000169779PL01	5.90	11/20/2027	27,773
3,549	Loan 000177278LL01	7.70	4/25/2016	3,483
7,440	Loan 003979204LE01	9.16	6/1/2026	8,960
11,205	Loan 004370884LE01	9.16	6/3/2026	13,493
15,713	Loan 033473834LE01	9.16	10/1/2026	16,505
22,566	Loan 044863227LE02	9.16	10/18/2025	26,929
19,587	Loan 062570894LE02	11.16	1/1/2025	20,627
14,206	Loan 072959867LE01	9.16	11/1/2024	16,724
20,020	Loan 085073207LE02	9.16	6/1/2025	20,684
20,505	Loan 093870014LE02	11.16	11/21/2026	24,939
9,702	Loan 121274404LE01	9.16	12/28/2025	8,303
20,408	Loan 125175834LE02	9.16	11/8/2026	27,765
30,164	Loan 140057254LE02	9.16	2/10/2027	41,155
10,039	Loan 156888414LE01	9.16	11/9/2024	11,818
19,127	Loan 157774084LE02	5.16	12/13/2025	22,829
21,307	Loan 174578844LE02	11.16	11/3/2026	22,992
32,664	Loan 185879044LE02	11.16	11/9/2026	32,881
23,864	Loan 282954094LE02	9.16	1/1/2027	31,319
16,290	Loan 300986184LE01	9.16	11/2/2024	19,180
21,277	Loan 335173467LE02	9.16	11/8/2026	28,950
29,690	Loan 358391864LE02	9.16	10/13/2026	40,360
28,025	Loan 415385615LE01	9.16	11/10/2026	31,619
10,230	Loan 420967164LE01	9.16	5/5/2025	12,134
24,364	Loan 440383944LE02	9.16	1/1/2027	27,290
12,425	Loan 481458309LE02	9.16	1/1/2027	11,285
17,980	Loan 518057903LE02	11.16	11/22/2025	18,105
2,721	Loan 529626376LE01	9.16	11/9/2024	2,909
2,508	Loan 530024944LE02	11.16	11/2/2025	2,698
21,887	Loan 537192885LE02	11.16	11/9/2025	20,102
29,454	Loan 604072884LE02	9.16	4/18/2027	24,938
6,293	Loan 620684916LE01	9.16	2/13/2027	7,642
30,572	Loan 621771109LE02	9.16	12/20/2026	30,658
18,732	Loan 678659674LE02	9.16	12/27/2024	17,956
18,191	Loan 711489354LE01	9.16	1/1/2027	22,058
12,346	Loan 729565124LE01	9.16	2/26/2027	13,830
13,288	Loan 743205804LE01	9.16	11/11/2026	14,010

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	DENTISTRY - 2.85% (Continued)
$ 24,221	Loan 798169844LE02	11.16	9/1/2026	$ 21,158
12,511	Loan 831836465LE01	9.16	10/23/2025	11,950
18,214	Loan 868259224LE02	9.16	12/2/2024	17,839
20,619	Loan 925990143LE02	11.16	12/22/2026	26,896
14,064	Loan 948478634LE01	9.16	11/17/2024	16,557
23,507	Loan 982400789LE01	9.16	5/1/2027	28,630
5,697	Loan 987550864LE01	9.16	12/2/2024	7,285
21,801	Loan 999475597LE02	9.16	11/2/2026	26,020
				881,238
	DOCTOR OF DENTAL SURGERY - 0.06%
17,757	Loan 000173341FP01	7.90	12/27/2018	17,431

	DOCTOR OF MEDICINE - 1.47%
18,000	Loan 000168856FP01	6.44	1/30/2020	18,119
9,000	Loan 000181620FP01	11.85	12/27/2019	9,025
27,000	Loan 000182380FP01	10.25	7/30/2019	27,178
7,000	Loan 000183794FP01	11.23	1/23/2020	7,046
8,393	Loan 000184602FP01	9.63	12/12/2018	8,612
30,000	Loan 000185833FP01	15.17	12/19/2019	30,327
8,000	Loan 000187191FP01	11.24	6/27/2019	8,039
7,042	Loan 000188020FP01	10.99	11/14/2018	7,241
25,000	Loan 000195457FP01	15.17	12/19/2019	25,064
12,000	Loan 000197384FP01	7.53	1/30/2019	12,079
15,000	Loan 000204576FP01	8.69	5/8/2019	15,818
7,500	Loan 000205521FP01	8.70	6/12/2019	7,361
15,000	Loan 000205591FP01	8.48	11/14/2019	16,716
22,378	Loan 000206142FP01	7.69	1/23/2019	22,526
16,000	Loan 000206277FP01	9.85	1/16/2019	16,106
14,813	Loan 000207210FP01	10.78	12/27/2018	14,865
7,000	Loan 000207841FP01	8.69	11/8/2019	7,131
10,715	Loan 000208734FP01	9.98	11/14/2018	10,483
18,000	Loan 000209058FP01	9.21	1/16/2019	18,119
11,950	Loan 000209221FP01	13.34	12/27/2018	13,214
14,000	Loan 000209526FP01	15.16	1/16/2019	14,103
12,700	Loan 000209628FP01	15.17	6/12/2019	12,346
5,800	Loan 000209830FP01	12.24	12/12/2019	5,854
15,000	Loan 000210879FP01	15.16	7/16/2019	15,099
6,631	Loan 000210915FP01	14.71	12/19/2018	6,592
4,636	Loan 000211287FP01	7.70	12/27/2018	4,750

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	DOCTOR OF MEDICINE - 1.47% (Continued)
$ 2,500	Loan 000211600FP01	11.99	1/30/2020	$ 2,517
15,000	Loan 000211672FP01	15.17	5/21/2019	15,370
43,806	Loan 000211843FP01	9.07	11/21/2018	46,874
11,316	Loan 000212056FP01	8.30	12/5/2018	13,279
12,000	Loan 000212199FP01	13.89	6/5/2019	12,356
11,000	Loan 000212809FP01	11.15	1/23/2019	11,072
				455,281
	DOCTOR OF OSTEOPATHIC MEDICINE - 0.78%
13,600	Loan 000177433FP01	8.10	11/21/2019	13,836
25,000	Loan 000180413FP01	14.99	12/5/2019	25,999
11,868	Loan 000180809FP01	13.03	12/5/2018	12,169
8,879	Loan 000184822FP01	8.24	12/27/2018	8,924
16,088	Loan 000186375FP01	11.26	11/21/2018	17,399
20,000	Loan 000193536FP01	15.17	5/8/2019	20,972
15,000	Loan 000195084FP01	9.59	5/21/2019	15,671
14,500	Loan 000196069FP01	9.29	1/23/2019	14,596
7,679	Loan 000204619FP01	15.17	11/14/2018	7,895
12,000	Loan 000206279FP01	10.23	1/23/2019	12,079
14,806	Loan 000206846FP01	8.30	12/5/2018	15,166
15,000	Loan 000207978FP01	8.91	1/23/2019	15,099
8,000	Loan 000208298FP01	10.59	1/9/2020	8,054
14,822	Loan 000208374FP01	10.87	12/5/2018	15,591
12,340	Loan 000209022FP01	9.26	12/12/2018	12,074
10,700	Loan 000209189FP01	10.44	1/30/2019	10,771
15,000	Loan 000211845FP01	12.99	12/19/2019	15,522
				241,817
	JURIS DOCTORATE - 0.09%
6,000	Loan 000213048BD01	16.16	11/1/2018	6,052
5,500	Loan 000213070BD01	17.16	11/1/2018	5,550
5,103	Loan 000213081BD01	17.16	11/1/2018	5,149
3,500	Loan 000213090BD01	14.16	11/1/2018	3,532
6,000	Loan 000213097BD01	17.17	11/1/2018	6,054
				26,337
	LAW - 25.31%
25,376	Loan 000167486CC01	10.87	4/11/2018	25,540
3,662	Loan 000170163BC01	14.16	11/1/2017	3,566
16,358	Loan 000170259BA01	17.20	12/1/2017	15,976
6,557	Loan 000170353BA01	17.20	12/1/2017	6,619
16,243	Loan 000170354BC01	17.16	11/1/2017	16,220
16,732	Loan 000177107BA01	17.20	12/1/2017	16,662

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 130	Loan 000177583BA01	17.49	12/15/2014	$ 130
15,276	Loan 000180171CC01	12.91	12/4/2017	15,534
14,878	Loan 000182758BC01	17.16	11/1/2016	13,996
1,362	Loan 000185115BA01	19.49	12/15/2014	1,334
384	Loan 000185175BA01	19.49	12/15/2014	374
1,811	Loan 000185279BA01	17.49	12/22/2014	1,862
1,364	Loan 000185684BA01	14.49	12/22/2014	1,348
6,746	Loan 000186221BC01	9.16	11/1/2016	6,807
3,253	Loan 000189658BC01	17.16	11/1/2016	3,248
9,252	Loan 000198073CC01	12.82	6/21/2018	9,302
6,418	Loan 000200538BA01	7.20	12/1/2016	6,432
3,551	Loan 000200632BB01	17.16	11/1/2016	3,635
7,821	Loan 000200633BB01	17.16	11/1/2016	7,898
128	Loan 000200637BB01	9.16	11/1/2017	136
11,782	Loan 000200642BA01	17.20	12/1/2017	11,777
4,488	Loan 000200667BA01	17.20	12/1/2017	4,563
16,782	Loan 000200668BA01	17.20	12/1/2017	17,027
16,831	Loan 000200673BA01	17.20	12/1/2017	17,096
5,610	Loan 000200676BA01	17.20	12/1/2017	5,661
15,953	Loan 000200680BA01	9.20	12/1/2017	14,814
16,831	Loan 000200682BA01	17.20	12/1/2017	16,968
8,950	Loan 000200684BA01	17.20	12/1/2017	8,788
16,831	Loan 000200687BA01	17.20	12/1/2017	17,057
16,831	Loan 000200691BA01	17.20	12/1/2017	16,778
11,155	Loan 000200694BA01	17.20	12/1/2017	11,300
5,938	Loan 000200700BC01	17.16	11/1/2017	6,196
16,026	Loan 000200702BC01	14.16	11/1/2017	14,831
10,099	Loan 000200708BA01	17.20	12/1/2017	10,284
3,365	Loan 000200713BC01	17.16	11/1/2016	2,822
14,501	Loan 000200718BA01	17.20	12/1/2017	14,543
11,188	Loan 000200720BA01	17.20	12/1/2017	11,213
4,439	Loan 000200723BA01	17.20	12/1/2017	4,590
16,782	Loan 000200726BA01	17.20	12/1/2017	16,096
4,113	Loan 000200734BA01	9.20	12/1/2017	3,640
5,490	Loan 000200736BA01	14.20	12/1/2017	5,685
16,782	Loan 000200737BA01	17.20	12/1/2017	16,750
11,034	Loan 000200741BA01	16.20	12/1/2017	10,861
6,282	Loan 000200755BA01	7.20	12/1/2017	6,248
8,950	Loan 000200756BA01	17.20	12/1/2017	8,975
16,257	Loan 000200766BB01	17.16	11/1/2017	14,792

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 8,147	Loan 000200770BA01	17.20	11/1/2017	$ 6,660
13,386	Loan 000200776BA01	17.20	12/1/2017	13,584
16,732	Loan 000200777BA01	17.20	12/1/2017	17,276
8,878	Loan 000200779BA01	17.20	12/1/2017	9,471
3,346	Loan 000200780BA01	17.20	12/1/2017	3,201
12,961	Loan 000200781BA01	7.20	12/1/2016	13,074
5,577	Loan 000200788BA01	17.20	12/1/2017	5,461
7,803	Loan 000200792BB01	17.16	11/1/2016	7,745
5,594	Loan 000200794BA01	17.20	12/1/2017	5,350
10,704	Loan 000200810BC01	17.16	11/1/2017	11,198
16,782	Loan 000200816BA01	17.20	12/1/2017	16,380
11,082	Loan 000200821BC01	17.16	11/1/2017	11,228
16,782	Loan 000200827BA01	17.20	12/1/2017	16,679
15,616	Loan 000200831BA01	17.20	12/1/2017	15,439
4,475	Loan 000200833BA01	17.20	12/1/2017	4,503
5,577	Loan 000200837BA01	17.20	12/1/2017	4,910
8,604	Loan 000200841BC01	17.16	11/1/2017	9,015
8,366	Loan 000200848BA01	17.20	12/1/2017	8,396
15,303	Loan 000200857BC01	14.16	11/1/2016	15,624
4,462	Loan 000200875BA01	17.20	12/1/2017	4,484
5,835	Loan 000200884BC01	17.16	11/1/2017	5,187
13,346	Loan 000200885BA01	17.20	12/1/2017	13,725
9,521	Loan 000200889BB01	7.16	11/1/2016	9,781
13,628	Loan 000200893BA01	7.20	12/1/2017	12,779
11,067	Loan 000200900BA01	17.20	12/1/2017	11,269
8,391	Loan 000200902BA01	17.20	12/1/2017	8,456
16,722	Loan 000200907BA01	14.17	12/1/2017	15,321
16,219	Loan 000200908BB01	17.16	11/1/2017	16,226
6,693	Loan 000200937BA01	17.20	12/1/2017	6,559
16,732	Loan 000200938BA01	17.20	12/1/2016	16,878
7,808	Loan 000200964BA01	17.20	12/1/2017	8,051
16,732	Loan 000200968BA01	17.20	12/1/2017	16,867
14,229	Loan 000200977BA01	17.20	12/1/2017	14,201
15,725	Loan 000201006BA01	7.20	12/1/2017	16,044
15,725	Loan 000201014BA01	7.20	12/1/2017	15,533
11,155	Loan 000201019BA01	17.20	12/1/2017	11,477
11,155	Loan 000201021BA01	17.20	12/1/2017	11,340
16,732	Loan 000201026BA01	17.20	12/1/2017	16,800
16,700	Loan 000201030BA01	17.20	12/1/2017	17,117
6,693	Loan 000201032BA01	17.20	12/1/2017	6,629

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 9,556	Loan 000201046BA01	9.20	12/1/2017	$ 9,276
15,746	Loan 000201064BA01	7.20	12/1/2017	15,605
11,155	Loan 000201066BA01	17.20	12/1/2017	10,378
4,247	Loan 000201074BA01	9.20	12/1/2017	3,787
16,430	Loan 000201075BA01	14.20	12/1/2017	14,114
8,924	Loan 000201076BA01	17.20	12/1/2017	8,990
15,064	Loan 000201079BA01	7.20	12/1/2016	14,830
15,552	Loan 000201082BC01	17.16	11/1/2016	18,002
11,122	Loan 000201103BA01	17.20	12/1/2017	10,806
9,379	Loan 000201107BA01	16.20	12/1/2017	9,660
2,789	Loan 000201116BA01	17.20	12/1/2017	2,870
16,585	Loan 000201117BA01	16.20	12/1/2017	14,317
11,155	Loan 000201118BA01	17.20	12/1/2017	11,436
16,732	Loan 000201123BA01	17.20	12/1/2017	17,603
16,541	Loan 000201126BA01	17.20	12/1/2017	17,185
4,193	Loan 000201130BA01	7.20	12/1/2017	4,226
15,655	Loan 000201133BA01	17.20	12/1/2016	15,573
5,427	Loan 000201138BA01	17.20	12/1/2017	5,406
15,689	Loan 000201142BB01	17.16	12/1/2017	15,540
16,732	Loan 000201154BA01	17.20	12/1/2017	16,957
16,541	Loan 000201158BA01	17.20	12/1/2017	16,234
9,921	Loan 000201159BC01	14.16	11/1/2016	9,971
13,318	Loan 000201177BA01	17.20	12/1/2017	13,532
9,453	Loan 000201181BA01	17.20	12/1/2017	9,372
15,696	Loan 000201189BA01	7.20	12/1/2017	15,830
16,682	Loan 000201198BA01	17.20	12/1/2017	16,520
10,926	Loan 000201200BA01	14.20	12/1/2017	10,949
5,428	Loan 000201216BA01	17.20	12/1/2017	5,482
8,897	Loan 000201220BA01	17.20	12/1/2017	7,779
15,861	Loan 000201226BC01	17.16	11/1/2017	16,397
4,449	Loan 000201229BA01	17.20	12/1/2017	4,413
10,618	Loan 000201233BA01	9.20	12/1/2017	10,257
4,462	Loan 000201238BA01	17.20	12/1/2017	4,573
8,897	Loan 000201240BA01	17.20	12/1/2017	8,854
10,839	Loan 000201253BA01	17.20	11/1/2017	10,843
6,673	Loan 000201262BA01	17.20	12/1/2017	6,700
13,346	Loan 000201263BA01	17.20	12/1/2017	13,562
12,780	Loan 000201265BB01	9.16	11/1/2016	12,173
15,583	Loan 000201268BA01	7.20	12/1/2017	16,681
16,308	Loan 000201269BA01	17.20	11/1/2017	16,326

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 7,648	Loan 000201277BA01	14.20	12/1/2017	$ 7,391
4,178	Loan 000201280BB01	14.16	11/1/2016	4,249
16,682	Loan 000201283BA01	17.20	12/1/2017	16,740
7,785	Loan 000201287BA01	17.20	12/1/2017	7,776
16,682	Loan 000201289BA01	17.20	12/1/2017	16,982
8,897	Loan 000201290BA01	17.20	12/1/2017	8,681
6,474	Loan 000201294BB01	17.16	11/1/2017	7,058
15,900	Loan 000201302BA01	9.20	12/1/2017	11,590
11,808	Loan 000201305BA01	9.20	12/1/2017	11,688
16,682	Loan 000201312BA01	17.20	12/1/2017	16,780
11,683	Loan 000201316BC01	16.16	11/1/2017	11,549
6,673	Loan 000201324BA01	17.20	12/1/2017	6,772
11,122	Loan 000201329BA01	17.20	12/1/2017	11,114
8,341	Loan 000201332BA01	14.17	12/1/2017	8,376
11,624	Loan 000201339BA01	17.20	12/1/2017	11,839
16,682	Loan 000201372BA01	17.20	12/1/2017	16,502
10,470	Loan 000201377BA01	7.20	12/1/2017	10,289
16,682	Loan 000201378BA01	17.20	12/1/2017	17,300
16,636	Loan 000201389BA01	14.17	12/1/2017	17,295
12,234	Loan 000201405BA01	17.20	12/1/2017	12,593
15,509	Loan 000201411BC01	17.16	11/1/2016	15,818
16,682	Loan 000201339BA01	17.20	12/1/2017	16,631
126	Loan 000201415BA01	17.20	12/1/2017	126
7,692	Loan 000201417BA01	17.20	12/1/2016	7,583
10,349	Loan 000201422BC01	16.16	11/1/2016	10,501
7,785	Loan 000201426BA01	17.20	12/1/2017	7,756
12,234	Loan 000201431BA01	17.20	12/1/2017	12,472
16,647	Loan 000201499BA01	17.20	12/1/2017	16,976
16,170	Loan 000201512BA01	17.20	12/1/2016	15,344
4,149	Loan 000201518BA01	17.20	12/1/2017	4,030
13,111	Loan 000201521BA01	14.20	12/1/2017	13,257
16,682	Loan 000201523BA01	17.20	12/1/2017	16,528
16,883	Loan 000201524BC01	17.16	11/1/2016	17,556
16,709	Loan 000201528BC01	17.16	11/1/2017	17,588
3,602	Loan 000201535BA01	17.20	12/1/2017	3,582
6,665	Loan 000201537BA01	17.20	12/1/2017	6,706
16,647	Loan 000201563BA01	17.20	12/1/2017	16,465
16,445	Loan 000201569BC01	17.16	11/1/2017	15,851
2,391	Loan 000201612BA01	17.20	12/1/2017	2,337
13,268	Loan 000201619BA01	16.20	12/1/2017	13,300

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 3,398	Loan 000201620BA01	7.20	12/1/2017	$ 3,329
6,604	Loan 000201625BC01	17.16	11/1/2016	6,957
2,220	Loan 000201628BA01	17.20	12/1/2017	2,180
5,747	Loan 000201635BC01	17.16	11/1/2016	6,212
16,647	Loan 000201636BA01	17.20	12/1/2017	16,865
7,859	Loan 000201638BC01	7.16	11/1/2016	8,134
6,743	Loan 000201641BB01	7.16	11/1/2017	6,604
2,703	Loan 000201655BC01	17.16	11/1/2016	2,748
3,893	Loan 000201656BA01	17.20	12/1/2017	3,864
4,244	Loan 000201657BC01	17.16	11/1/2016	4,298
2,372	Loan 000201660BA01	14.20	12/1/2017	2,413
15,622	Loan 000201663BC01	7.16	11/1/2017	15,952
2,442	Loan 000201673BC01	17.16	11/1/2016	2,325
11,122	Loan 000201674BA01	17.20	12/1/2017	10,302
16,647	Loan 000201690BA01	17.20	12/1/2017	15,859
3,884	Loan 000201701BA01	17.20	12/1/2017	3,874
6,212	Loan 000201707BB01	7.16	11/1/2017	6,052
9,931	Loan 000201713BA01	16.20	12/1/2017	9,959
4,501	Loan 000201723BA01	17.20	12/1/2017	4,260
5,561	Loan 000201733BA01	17.20	12/1/2017	5,776
6,603	Loan 000201737BA01	17.20	12/1/2017	6,579
16,647	Loan 000201741BA01	17.20	12/1/2017	17,007
16,360	Loan 000201769BA01	14.20	12/1/2017	16,457
12,552	Loan 000201772BA01	7.20	12/1/2017	13,174
11,098	Loan 000201778BA01	17.20	12/1/2017	11,125
10,907	Loan 000201781BA01	14.20	12/1/2017	10,968
15,537	Loan 000201782BA01	17.20	12/1/2017	16,100
10,284	Loan 000201788BB01	17.16	11/1/2017	10,221
3,329	Loan 000201794BA01	17.20	12/1/2017	3,310
8,840	Loan 000201812BC01	17.16	11/1/2016	8,966
3,983	Loan 000201817BB01	9.16	11/1/2016	3,985
16,243	Loan 000201820BC01	17.16	11/1/2017	16,379
4,439	Loan 000201827BA01	17.20	12/1/2017	4,513
9,701	Loan 000201854BA01	7.20	12/1/2017	9,717
13,889	Loan 000201923BC01	14.16	11/1/2017	12,058
15,690	Loan 000201926BA01	7.20	12/1/2017	16,288
15,136	Loan 000201929BB01	17.16	11/1/2016	14,888
13,288	Loan 000201932BB01	17.16	12/1/2017	13,357
11,098	Loan 000201939BA01	17.20	12/1/2017	11,187
16,626	Loan 000201948BA01	17.20	12/1/2017	17,075

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 14,428	Loan 000201954BA01	17.20	12/1/2017	$ 11,889
15,492	Loan 000201958BC01	14.16	11/1/2017	15,905
13,393	Loan 000201960BB01	17.16	11/1/2017	13,532
13,096	Loan 000201985BC01	17.16	11/1/2017	13,695
6,702	Loan 000202011BA01	17.20	12/1/2017	6,650
16,647	Loan 000202030BA01	17.20	12/1/2017	16,783
3,239	Loan 000202035BC01	17.16	11/1/2017	3,482
16,647	Loan 000202041BA01	17.20	12/1/2017	17,279
11,098	Loan 000202043BA01	17.20	12/1/2017	11,387
3,310	Loan 000202046BA01	16.20	12/1/2017	3,184
14,906	Loan 000202052BC01	14.16	11/1/2016	14,802
4,148	Loan 000202059BA01	17.20	12/1/2017	4,267
8,878	Loan 000202110BA01	17.20	11/1/2016	9,087
3,039	Loan 000202798BC01	17.16	11/1/2016	3,114
16,709	Loan 000202108BC01	17.16	11/1/2017	16,395
3,884	Loan 000202110BA01	17.20	12/1/2017	3,962
4,671	Loan 000202111BC01	17.16	11/1/2017	4,829
14,765	Loan 000202113BB01	7.16	11/1/2016	15,013
15,526	Loan 000202122BC01	17.16	11/1/2016	15,945
16,775	Loan 000202127BB01	17.16	11/1/2017	17,021
5,331	Loan 000202131BB01	17.16	11/1/2017	5,464
16,055	Loan 000202135BB01	14.16	12/1/2017	15,906
9,439	Loan 000202139BA01	16.20	12/1/2017	8,710
7,214	Loan 000202146BA01	17.20	12/1/2017	7,335
8,716	Loan 000202167BB01	17.16	11/1/2017	8,232
2,197	Loan 000202171BC01	16.16	11/1/2016	2,178
11,214	Loan 000202177BA01	17.20	12/1/2017	11,172
16,482	Loan 000202180BA01	17.20	12/1/2017	16,322
5,814	Loan 000202182BC01	17.16	11/1/2016	5,938
15,133	Loan 000202187BC01	17.16	11/1/2017	15,150
13,793	Loan 000202195BA01	16.20	12/1/2017	14,145
8,894	Loan 000202201BA01	17.20	12/1/2017	8,258
2,662	Loan 000202206BA01	17.20	12/1/2016	2,693
11,098	Loan 000202226BA01	17.20	12/1/2017	9,914
11,098	Loan 000202231BA01	17.20	12/1/2017	11,138
8,005	Loan 000202236BA01	17.20	12/1/2017	7,941
6,656	Loan 000202240BA01	17.20	12/1/2017	6,700
16,647	Loan 000202241BA01	17.20	12/1/2017	16,836
16,354	Loan 000202242BA01	14.20	12/1/2017	15,687
16,342	Loan 000202244BB01	17.16	11/1/2017	16,586

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 8,637	Loan 000202276BC01	17.16	11/1/2017	$ 8,558
5,453	Loan 000202314BA01	14.20	12/1/2017	5,428
16,811	Loan 000202322BB01	17.16	11/1/2017	17,344
13,088	Loan 000202336BA01	14.20	12/1/2017	12,998
3,279	Loan 000202339BA01	17.20	12/1/2017	3,221
16,860	Loan 000202365BC01	17.16	11/1/2016	15,481
2,181	Loan 000202366BA01	14.20	12/1/2017	2,174
6,693	Loan 000202376BC01	17.16	11/1/2017	7,101
15,690	Loan 000202377BA01	7.20	12/1/2017	15,240
10,587	Loan 000202405BA01	9.20	12/1/2017	10,757
11,098	Loan 000202409BA01	17.20	12/1/2017	11,332
16,243	Loan 000202412BC01	17.16	11/1/2017	16,376
16,647	Loan 000202416BA01	17.20	12/1/2017	16,735
5,518	Loan 000202436BC01	17.16	11/1/2017	5,659
16,782	Loan 000202461BC01	17.16	11/1/2016	17,043
11,140	Loan 000202493BC01	17.16	11/1/2017	11,183
800	Loan 000202499BA01	14.20	12/1/2017	819
8,292	Loan 000202509BC01	17.16	11/1/2016	8,463
15,865	Loan 000202525BC01	17.16	11/1/2016	15,756
3,205	Loan 000202530BC01	17.16	11/1/2017	3,171
13,367	Loan 000202533BC01	17.16	11/1/2016	12,206
2,996	Loan 000202546BA01	17.20	12/1/2017	3,042
5,085	Loan 000202585BA01	17.20	12/1/2016	5,053
5,662	Loan 000202632BC01	17.16	11/1/2016	5,753
16,176	Loan 000202633BC01	17.16	11/1/2017	16,269
16,709	Loan 000202647BC01	17.16	11/1/2017	17,073
5,925	Loan 000202677BC01	17.16	11/1/2016	5,187
9,846	Loan 000202681BA01	7.20	11/1/2016	10,057
10,820	Loan 000202682BA01	14.17	11/1/2017	10,620
5,338	Loan 000202689BC01	17.16	11/1/2017	5,335
10,894	Loan 000202697BB01	17.16	11/1/2016	10,937
2,968	Loan 000202701BB01	17.16	12/1/2017	2,974
1	Loan 000202703BC01	17.16	11/1/2016	1
11,325	Loan 000202704BB01	17.16	11/1/2016	11,202
13,318	Loan 000202716BA01	17.20	12/1/2017	13,402
16,709	Loan 000202798BC01	17.16	11/1/2017	16,840
16,058	Loan 000202807BA01	17.20	12/1/2016	11,335
5,210	Loan 000202813BB01	17.16	11/1/2016	5,184
16,243	Loan 000202819BC01	17.16	11/1/2017	16,533

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 16,300	Loan 000202839BB01	17.16	12/1/2017	$ 16,506
16,709	Loan 000202842BC01	17.16	11/1/2017	16,850
15,405	Loan 000202851BB01	14.16	12/1/2017	15,554
16,243	Loan 000202859BC01	17.16	11/1/2017	15,446
16,883	Loan 000202906BC01	17.16	11/1/2016	17,285
16,308	Loan 000202956BA01	17.20	11/1/2017	14,421
5,564	Loan 000202962BC01	17.16	11/1/2016	5,255
16,074	Loan 000202973BC01	16.16	11/1/2017	16,048
8,549	Loan 000202974BC01	17.16	11/1/2016	8,288
3,782	Loan 000202978BB01	17.16	11/1/2017	3,332
3,488	Loan 000202979BB01	17.16	11/1/2016	3,495
8,546	Loan 000202992BC01	17.16	11/1/2017	8,328
16,435	Loan 000202999BA01	17.20	12/1/2017	16,037
16,286	Loan 000203002BB01	17.16	11/1/2017	14,887
4,058	Loan 000203004BB01	17.16	11/1/2016	4,034
10,438	Loan 000203013BC01	17.16	11/1/2016	10,506
10,287	Loan 000203020BC01	17.16	11/1/2017	10,378
6,557	Loan 000203024BA01	17.20	12/1/2017	6,321
6,214	Loan 000203029BC01	17.16	11/1/2016	6,280
16,229	Loan 000203030BC01	17.16	11/1/2017	15,560
11,313	Loan 000203034BB01	17.16	12/1/2017	11,198
15,541	Loan 000203047BB01	7.16	11/1/2017	16,281
16,826	Loan 000203060BB01	17.16	12/1/2017	14,472
10,752	Loan 000203067BC01	17.16	11/1/2017	10,936
10,349	Loan 000203070BC01	17.16	11/1/2016	10,400
3,143	Loan 000203076BB01	17.16	11/1/2017	3,224
5,099	Loan 000203152BC01	14.16	11/1/2016	5,126
3,169	Loan 000203153BC01	17.16	11/1/2016	3,229
16,393	Loan 000203154BA01	17.20	12/1/2017	15,723
13,046	Loan 000203170BA01	17.20	11/1/2017	11,347
16,305	Loan 000203210BB01	17.16	11/1/2017	16,530
8,885	Loan 000203214BC01	17.16	11/1/2017	8,480
6,051	Loan 000203220BC01	17.16	11/1/2016	6,030
15,725	Loan 000203228BB01	9.16	12/1/2017	9,873
2,007	Loan 000203241BC01	17.16	11/1/2016	1,942
6,497	Loan 000203243BC01	17.16	11/1/2017	6,229
9,860	Loan 000203289BA01	7.20	12/1/2016	10,042
16,231	Loan 000203302BB01	16.16	11/1/2017	16,464
16,393	Loan 000203305BA01	17.20	12/1/2017	16,448
5,930	Loan 000203307BB01	14.16	11/1/2016	5,762

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 16,243	Loan 000203308BC01	17.16	11/1/2017	$ 16,629
7,580	Loan 000203322BC01	17.16	11/1/2017	5,550
10,178	Loan 000203349BC01	17.16	11/1/2016	10,136
12,974	Loan 000203350BB01	16.16	11/1/2017	11,996
2,314	Loan 000203352BC01	17.16	11/1/2016	2,305
8,519	Loan000203358BC01	17.16	11/1/2016	8,615
16,775	Loan 000203366BB01	17.16	11/1/2017	16,777
15,282	Loan 000203377BC01	17.16	11/1/2016	15,332
16,243	Loan 000203380BC01	17.16	11/1/2017	16,194
6,564	Loan 000203385BC01	17.16	11/1/2016	6,094
13,469	Loan 000203393BC01	17.16	11/1/2017	12,090
16,243	Loan 000203396BC01	17.16	11/1/2017	16,215
15,397	Loan 000203426BB01	14.16	12/1/2017	15,517
16,709	Loan 000203435BC01	17.16	11/1/2017	16,385
10,046	Loan 000203438BC01	17.16	11/1/2017	9,391
8,611	Loan 000203439BC01	17.16	11/1/2017	8,809
3,101	Loan 000203447BC01	17.16	11/1/2016	2,969
4,302	Loan 000203451BC01	17.16	11/1/2017	4,299
10,929	Loan 000203459BA01	17.20	12/1/2017	9,647
8,301	Loan 000203467BB01	17.16	12/1/2017	8,176
7,750	Loan 000203470BB01	14.16	11/1/2017	7,745
12,674	Loan 000203498BC01	17.16	11/1/2017	11,650
16,675	Loan 000203500BC01	17.16	11/1/2017	16,523
2,377	Loan 000203501BC01	17.16	11/1/2017	2,346
4,323	Loan 000203502BB01	17.16	11/1/2017	4,279
3,220	Loan 000203504BC01	17.16	11/1/2017	3,317
6,761	Loan 000203523BB01	17.16	11/1/2017	6,279
10,414	Loan 000203556BA01	17.20	11/1/2016	10,519
15,665	Loan 000203561BC01	9.16	11/1/2017	15,472
10,844	Loan 000203570BA01	16.20	12/1/2017	10,923
8,304	Loan 000203577BC01	17.16	11/1/2016	8,523
10,823	Loan 000203578BC01	17.16	11/1/2016	11,002
3,764	Loan 000203581BC01	17.16	11/1/2016	3,808
15,602	Loan 000203589BB01	17.16	11/1/2016	16,520
16,588	Loan 000203596BB01	17.16	11/1/2017	16,630
14,884	Loan 000203602BB01	9.16	11/1/2016	14,235
2,794	Loan 000203613BC01	16.16	11/1/2016	2,774
15,848	Loan 000203626BC01	9.16	11/1/2017	13,969
16,356	Loan 000203628BB01	17.16	12/1/2017	11,487
5,876	Loan 000203633BC01	14.16	11/1/2017	5,911

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 9,436	Loan 000203652BA01	17.20	12/1/2016	$ 9,437
3,917	Loan 000203653BC01	17.16	11/1/2016	4,096
16,558	Loan 000203659BC01	16.16	11/1/2017	15,824
8,794	Loan 000203695BB01	16.16	11/1/2016	8,548
9,378	Loan 000203713BB01	17.16	11/1/2016	9,417
10,389	Loan 000203718BA01	7.20	12/1/2017	10,487
4,192	Loan 000203726BB01	17.16	12/1/2017	4,186
8,306	Loan 000203730BA01	17.20	11/1/2016	8,343
11,647	Loan 000203740BC01	17.16	11/1/2016	11,385
16,775	Loan 000203750BB01	17.16	11/1/2016	16,726
10,416	Loan 000203752BC01	17.16	11/1/2016	10,393
5,286	Loan 000203760BC01	17.16	11/1/2017	5,140
6,346	Loan 000203776BC01	17.16	11/1/2016	6,404
10,929	Loan 000203782BA01	14.17	12/1/2017	10,863
16,949	Loan 000203789BB01	17.16	11/1/2017	16,906
3,927	Loan 000203792BA01	17.20	11/1/2017	3,936
8,557	Loan 000203805BC01	17.16	11/1/2017	8,964
5,202	Loan 000203808BB01	17.16	11/1/2017	5,265
16,801	Loan 000203828BC01	17.16	11/1/2016	16,604
8,122	Loan 000203831BC01	17.16	11/1/2017	6,113
12,810	Loan 000203838BC01	17.16	11/1/2017	13,026
11,207	Loan 000203842BB01	17.16	11/1/2016	11,197
6,262	Loan 000203866BA01	17.20	12/1/2016	6,203
3,061	Loan 000203868BB01	17.16	11/1/2017	3,044
14,810	Loan 000203881BB01	14.16	12/1/2017	15,137
16,123	Loan 000203898BC01	17.16	11/1/2017	16,087
3,541	Loan 000203921BC01	17.16	11/1/2016	3,605
16,826	Loan 000203925BB01	17.16	12/1/2017	16,423
16,334	Loan 000203931BC01	17.16	11/1/2017	16,281
7,712	Loan 000203932BB01	17.16	11/1/2017	6,963
7,523	Loan 000203954BC01	17.16	11/1/2017	7,573
3,116	Loan 000203987BC01	17.16	11/1/2016	3,082
4,026	Loan 000203990BC01	17.16	11/1/2016	4,138
14,973	Loan 000203993BB01	9.16	11/1/2016	14,811
12,955	Loan 000203995BC01	17.16	11/1/2017	9,921
16,775	Loan 000203996BB01	17.16	11/1/2016	16,513
7,376	Loan 000203998BB01	17.16	11/1/2016	7,471
7,305	Loan 000204005BC01	17.16	11/1/2016	7,106
1,835	Loan 000204011BB01	17.16	11/1/2016	1,847
10,781	Loan 000204013BC01	17.16	11/1/2017	10,856

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 16,243	Loan 000204014BC01	17.16	11/1/2017	$ 14,746
10,903	Loan 000204016BA01	17.20	12/1/2017	9,986
9,975	Loan 000204019BA01	9.20	12/1/2016	10,150
6,045	Loan 000204020BC01	17.16	11/1/2017	5,926
16,279	Loan 000204021BB01	17.16	11/1/2017	16,202
5,426	Loan 000204023BB01	17.16	11/1/2017	5,404
16,243	Loan 000204028BC01	17.16	11/1/2016	14,390
8,455	Loan 000204039BA01	17.20	11/1/2016	8,224
16,052	Loan 000204043BC01	17.16	11/1/2017	15,910
6,371	Loan 000204053BB01	17.16	11/1/2016	6,323
15,493	Loan 000204059BB01	9.16	11/1/2017	14,857
6,354	Loan 000204069BA01	16.20	11/1/2016	6,354
5,550	Loan 000204088BC01	17.16	11/1/2016	5,526
16,753	Loan 000204090BB01	17.16	11/1/2017	15,149
8,445	Loan 000204102BB01	14.16	11/1/2017	8,326
4,356	Loan 000204105BB01	17.16	11/1/2017	4,020
16,243	Loan 000204106BC01	17.16	11/1/2017	14,183
15,939	Loan 000204108BC01	17.16	11/1/2017	14,108
2,674	Loan 000204112BC01	17.16	11/1/2016	2,685
4,736	Loan 000204123BC01	17.16	11/1/2016	4,919
10,757	Loan 000204133BC01	17.16	11/1/2017	10,918
9,755	Loan 000204186BA01	17.20	11/1/2017	8,974
15,657	Loan 000204197BB01	9.16	11/1/2017	16,351
6,743	Loan 000204199BC01	17.16	11/1/2016	6,800
9,065	Loan 000204202BB01	17.16	11/1/2017	8,497
6,755	Loan 000204206BC01	17.16	11/1/2016	6,830
5,874	Loan 000204241BC01	9.16	11/1/2016	5,930
4,113	Loan 000204245BC01	17.16	11/1/2016	4,230
16,826	Loan 000204246BB01	17.16	12/1/2017	16,949
14,077	Loan 000204260BC01	17.16	11/1/2017	14,189
14,911	Loan 000204263BC01	9.16	11/1/2016	13,648
16,108	Loan 000204284BC01	17.16	11/1/2017	15,962
10,026	Loan 000204286BC01	17.16	11/1/2016	10,125
5,122	Loan 000204291BC01	17.16	11/1/2016	5,111
16,602	Loan 000204303BB01	17.16	12/1/2017	16,204
15,996	Loan 000204311BC01	14.16	11/1/2017	16,127
16,169	Loan 000204319BC01	17.16	11/1/2017	14,324
1,791	Loan 000204321BB01	7.16	11/1/2017	1,713
5,553	Loan 000204322BC01	17.16	11/1/2016	5,594
3,122	Loan 000204330BC01	16.16	11/1/2016	3,124

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 5,493	Loan 000204344BC01	17.16	11/1/2016	$ 5,151
5,692	Loan 000204358BB01	17.16	11/1/2016	5,696
1,854	Loan 000204368BB01	17.16	11/1/2016	1,844
10,733	Loan 000204373BC01	17.16	11/1/2017	10,753
7,729	Loan 000204382BC01	17.16	11/1/2016	7,585
3,428	Loan 000204413BB01	7.16	11/1/2016	3,421
16,608	Loan 000204416BC01	16.16	11/1/2017	16,557
12,419	Loan 000204420BA01	16.20	11/1/2016	11,521
10,618	Loan 000204421BC01	14.16	11/1/2017	11,086
16,857	Loan 000204427BB01	17.16	11/1/2017	14,797
5,386	Loan 000204433BC01	17.16	11/1/2017	5,398
2,897	Loan 000204434BC01	17.16	11/1/2016	2,910
11,207	Loan 000204435BB01	17.16	11/1/2016	11,240
9,015	Loan 000204447BB01	17.16	11/1/2016	9,053
9,902	Loan 000204495BB01	14.16	11/1/2016	9,569
5,452	Loan 000204496BB01	17.16	12/1/2017	4,634
10,026	Loan 000204499BC01	17.16	11/1/2017	10,022
16,308	Loan 000204503BA01	17.20	11/1/2017	16,075
2,568	Loan 000204504BC01	17.16	11/1/2016	2,595
4,336	Loan 000204506BA01	17.20	11/1/2017	4,292
15,732	Loan 000204510BB01	17.16	11/1/2016	15,881
16,829	Loan 000204518BC01	17.16	11/1/2017	17,301
16,709	Loan 000204631BC01	17.16	11/1/2016	16,844
16,208	Loan 000204673BC01	17.16	11/1/2017	16,114
16,129	Loan 000204679BC01	17.16	11/1/2017	16,070
14,326	Loan 000204685BB01	7.16	11/1/2017	14,232
6,719	Loan 000204690BC01	17.16	11/1/2017	6,616
12,290	Loan 000204691BC01	17.16	11/1/2017	12,032
3,185	Loan 000204700BA01	17.20	12/1/2016	3,164
16,393	Loan 000204711BA01	17.20	12/1/2017	16,159
3,416	Loan 000204721BB01	17.16	11/1/2016	3,413
16,709	Loan 000204729BC01	17.16	11/1/2017	16,934
3,625	Loan 000204733BA01	16.20	11/1/2016	3,633
12,968	Loan 000204745BC01	17.16	11/1/2017	13,184
5,597	Loan 000204752BC01	17.16	11/1/2016	5,589
16,144	Loan 000204761BC01	17.16	11/1/2017	16,307
15,596	Loan 000204768BB01	17.16	11/1/2016	15,751
5,062	Loan 000204789BC01	17.16	11/1/2016	5,126
10,089	Loan 000204792BC01	17.16	11/1/2016	10,127
5,079	Loan 000204793BC01	17.16	11/1/2016	4,996

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 5,896	Loan 000204795BA01	14.20	11/1/2017	$ 5,767
16,775	Loan 000204796BC01	17.16	11/1/2016	17,075
10,829	Loan 000204812BC01	17.16	11/1/2016	9,123
8,122	Loan 000204816BC01	17.16	11/1/2017	8,122
5,132	Loan 000204823BA01	14.20	12/1/2016	5,101
7,845	Loan 000204825BB01	17.16	11/1/2016	7,829
4,483	Loan 000204827BB01	17.16	11/1/2016	4,498
4,918	Loan 000204838BA01	17.20	12/1/2017	4,904
16,826	Loan 000204859BB01	17.16	12/1/2017	17,004
3,249	Loan 000204877BC01	17.16	11/1/2017	3,277
11,138	Loan 000204878BC01	17.16	11/1/2017	11,429
5,169	Loan 000204883BC01	17.16	11/1/2016	5,253
9,917	Loan 000204894BC01	17.16	11/1/2016	9,995
4,503	Loan 000204897BA01	9.20	12/1/2016	4,428
14,207	Loan 000204908BA01	17.20	12/1/2017	14,152
3,153	Loan 000204966BC01	17.16	11/1/2017	3,186
10,087	Loan 000204968BB01	17.16	11/1/2016	10,301
16,208	Loan 000204969BC01	17.16	11/1/2017	15,031
7,485	Loan 000204972BB01	17.16	11/1/2017	7,276
10,589	Loan 000204976BC01	17.16	11/1/2017	10,526
16,165	Loan 000204981BB01	17.16	11/1/2017	15,210
15,920	Loan 000205019BC01	17.16	11/1/2017	15,855
5,243	Loan 000205026BB01	17.16	11/1/2016	5,317
9,940	Loan 000205039BB01	17.16	11/1/2016	10,247
8,690	Loan 000205046BA01	17.20	11/1/2017	8,670
6,481	Loan 000205064BC01	17.16	11/1/2017	6,593
15,845	Loan 000205072BB01	17.16	11/1/2017	15,742
3,279	Loan 000205093BA01	17.20	12/1/2017	3,246
4,863	Loan 000205095BA01	17.20	11/1/2017	4,834
14,833	Loan 000205110BA01	7.20	12/1/2016	14,932
2,464	Loan 000205125BC01	17.16	11/1/2016	2,458
3,242	Loan 000205128BC01	17.16	11/1/2016	3,063
6,497	Loan 000205136BC01	17.16	11/1/2017	6,489
3,342	Loan 000205139BC01	16.16	11/1/2016	3,357
10,071	Loan 000205147BC01	17.16	11/1/2016	10,343
2,450	Loan 000205148BB01	17.16	11/1/2016	2,429
10,461	Loan 000205149BB01	17.16	11/1/2016	10,523
4,315	Loan 000205152BB01	17.16	11/1/2017	4,044
10,872	Loan 000205153BA01	17.20	11/1/2017	10,891
3,762	Loan 000205157BC01	17.16	11/1/2017	3,762

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 16,095	Loan 000205166BC01	17.16	11/1/2017	$ 16,096
2,185	Loan 000205176BC01	14.16	11/1/2016	2,194
3,324	Loan 000205182BB01	17.16	11/1/2016	3,313
9,739	Loan 000205191BB01	17.16	11/1/2017	9,731
4,963	Loan 000205223BC01	17.16	11/1/2016	4,997
15,316	Loan 000205229BB01	9.16	11/1/2017	15,412
16,724	Loan 000205232BB01	17.16	11/1/2016	15,040
10,772	Loan 000205234BC01	17.16	11/1/2017	9,711
2,984	Loan 000205245BB01	7.16	11/1/2017	3,006
8,653	Loan 000205262BC01	17.16	11/1/2017	8,524
4,332	Loan 000205263BC01	17.16	11/1/2016	3,855
3,702	Loan 000205271BC01	17.16	11/1/2016	3,332
9,873	Loan 000205286BA01	7.20	12/1/2016	9,897
3,661	Loan 000205287BC01	14.16	11/1/2016	3,642
10,965	Loan 000205308BB01	14.16	11/1/2016	10,922
7,590	Loan 000205323BB01	17.16	11/1/2017	7,326
7,225	Loan 000205345BC01	17.16	11/1/2016	7,360
12,489	Loan 000205349BB01	9.16	11/1/2017	12,831
4,524	Loan 000205353BC01	17.16	11/1/2017	4,445
4,839	Loan 000205355BC01	17.16	11/1/2017	4,908
4,007	Loan 000205366BB01	14.16	11/1/2016	3,952
12,821	Loan 000205368BC01	14.16	11/1/2017	12,766
4,362	Loan 000205371BA01	17.20	12/1/2017	4,314
4,942	Loan 000205377BC01	9.16	11/1/2016	5,087
7,449	Loan 000205378BC01	17.16	11/1/2016	7,496
8,320	Loan 000205393BB01	17.16	11/1/2016	8,419
12,926	Loan 000205404BC01	17.16	11/1/2017	12,828
831	Loan 000205457BC01	17.16	11/1/2017	838
8,554	Loan 000205470BC01	17.16	11/1/2017	8,706
6,277	Loan 000205472BB01	17.16	11/1/2016	6,361
6,501	Loan 000205475BB01	17.16	11/1/2017	6,596
10,375	Loan 000205499BC01	17.16	11/1/2016	10,772
16,696	Loan 000205509BC01	17.16	11/1/2016	16,965
16,342	Loan 000205510BB01	17.16	11/1/2016	16,312
5,392	Loan 000205536BC01	17.16	11/1/2017	5,440
10,829	Loan 000205538BC01	17.16	11/1/2017	10,980
3,825	Loan 000205542BA01	17.20	12/1/2017	3,675
10,072	Loan 000205550BC01	17.16	11/1/2016	10,231
14,297	Loan 000205562BC01	17.16	11/1/2016	13,599
11,183	Loan 000205592BB01	17.16	11/1/2016	11,093

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 3,306	Loan 000205594BC01	17.16	11/1/2016	$ 3,318
5,931	Loan 000205598BC01	17.16	11/1/2017	5,944
10,068	Loan 000205606BB01	14.16	11/1/2016	9,988
6,188	Loan 000205607BC01	17.16	11/1/2016	6,235
10,806	Loan 000205609BC01	17.16	11/1/2017	10,738
5,369	Loan 000205611BC01	16.16	11/1/2017	5,362
12,552	Loan 000205614BB01	17.16	11/1/2016	12,508
4,235	Loan 000205630BC01	16.16	11/1/2016	4,272
2,261	Loan 000205664BC01	17.16	11/1/2017	2,122
7,560	Loan 000205672BA01	17.20	11/1/2016	8,036
2,947	Loan 000205692BA01	17.20	12/1/2017	2,958
10,821	Loan 000205695BB01	16.16	11/1/2016	8,473
3,711	Loan 000205718BC01	17.16	11/1/2016	3,743
4,536	Loan 000205727BC01	17.16	11/1/2016	4,530
2,646	Loan 000205761BC01	17.16	11/1/2017	2,646
4,336	Loan 000205771BA01	17.20	11/1/2017	4,297
11,839	Loan 000205772BC01	17.16	11/1/2017	10,128
16,673	Loan 000205778BC01	17.16	11/1/2017	16,736
4,399	Loan 000205788BC01	17.16	11/1/2016	4,419
10,463	Loan 000205800BC01	17.16	11/1/2016	10,805
15,536	Loan 000205811BC01	17.16	11/1/2016	15,368
7,710	Loan 000205815BC01	17.16	11/1/2016	7,822
2,057	Loan 000205817BC01	17.16	11/1/2016	2,096
10,829	Loan 000205821BC01	17.16	11/1/2017	9,593
6,998	Loan 000205824BB01	9.16	11/1/2016	7,000
10,098	Loan 000205825BC01	17.16	11/1/2016	10,259
8,369	Loan 000205828BA01	9.20	11/1/2017	8,395
16,095	Loan 000205836BC01	17.16	11/1/2016	14,604
5,604	Loan 000205839BC01	7.16	11/1/2016	6,047
15,989	Loan 000205842BB01	17.16	11/1/2016	14,258
16,709	Loan 000205854BC01	17.16	11/1/2017	16,156
40	Loan 000205858BC01	17.16	11/1/2017	39
11,226	Loan 000205862BC01	17.16	11/1/2017	11,364
10,004	Loan 000205864BC01	17.16	11/1/2017	9,743
7,002	Loan 000205872BC01	17.16	11/1/2017	6,906
3,468	Loan 000205874BC01	17.16	11/1/2016	3,493
3,203	Loan 000205877BC01	17.16	11/1/2017	3,174
3,504	Loan 000205887BC01	17.16	11/1/2016	3,537
16,658	Loan 000205895BB01	17.16	11/1/2016	16,640
16,171	Loan 000205902BC01	17.16	11/1/2017	16,330

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 8,641	Loan 000205912BC01	17.16	11/1/2017	$ 8,637
8,355	Loan 000205917BC01	14.16	11/1/2017	8,201
2,392	Loan 000205953BC01	17.16	11/1/2016	2,441
10,719	Loan 000205963BB01	14.16	11/1/2017	10,204
10,763	Loan 000205981BC01	17.16	11/1/2017	10,694
5,055	Loan 000205984BC01	14.16	11/1/2016	5,024
11,709	Loan 000205988BB01	7.16	11/1/2016	11,573
16,180	Loan 000205989BB01	17.16	11/1/2017	16,243
4,339	Loan 000205996BC01	17.16	11/1/2016	4,362
3,078	Loan 000206011BB01	17.16	11/1/2016	3,114
14,337	Loan 000206024BC01	7.16	11/1/2016	14,193
16,208	Loan 000206026BC01	17.16	11/1/2017	16,740
16,390	Loan 000206069BC01	16.16	11/1/2017	16,730
10,796	Loan 000206088BC01	17.16	11/1/2017	10,649
8,044	Loan 000206099BC01	17.16	11/1/2017	8,140
16,208	Loan 000206114BB01	17.16	11/1/2017	14,641
5,403	Loan 000206128BC01	17.16	11/1/2017	5,379
4,037	Loan 000206150BB01	17.16	11/1/2016	4,100
8,888	Loan 000206161BC01	17.16	11/1/2016	8,373
12,916	Loan 000206165BC01	17.16	11/1/2017	11,795
3,370	Loan 000206175BC01	17.16	11/1/2017	3,369
8,644	Loan 000206201BC01	17.16	11/1/2017	8,684
5,569	Loan 000206208BC01	17.16	11/1/2017	5,419
3,436	Loan 000206210BC01	17.16	11/1/2016	3,404
14,889	Loan 000206234BC01	9.16	11/1/2016	14,131
11,780	Loan 000206257BC01	17.16	11/1/2017	11,960
3,965	Loan 000206259BC01	17.16	11/1/2016	4,052
14,742	Loan 000206261BC01	7.16	11/1/2016	14,771
6,370	Loan 000206267BC01	17.16	11/1/2017	6,832
2,330	Loan 000206270BC01	14.16	11/1/2017	2,337
13,876	Loan 000206272BC01	17.16	11/1/2017	14,187
16,144	Loan 000206280BC01	17.16	11/1/2017	14,494
16,452	Loan 000206294BC01	17.16	11/1/2017	16,595
12,870	Loan 000206299BC01	17.16	11/1/2017	13,061
11,291	Loan 000206325BB01	17.16	11/1/2017	10,618
16,415	Loan 000206330BC01	17.16	11/1/2017	16,154
5,403	Loan 000206350BC01	17.16	11/1/2017	5,686
7,504	Loan 000206353BC01	17.16	11/1/2017	7,536
16,243	Loan 000206354BC01	17.16	11/1/2017	11,921
3,231	Loan 000206355BC01	17.16	11/1/2017	3,313

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 8,294	Loan 000206373BC01	17.16	11/1/2016	$ 8,355
16,709	Loan 000206409BC01	17.16	11/1/2016	16,613
4,309	Loan 000206411BC01	17.16	11/1/2017	4,334
3,694	Loan 000206423BC01	17.16	11/1/2017	3,876
11,271	Loan 000206483BC01	17.16	11/1/2016	11,875
8,352	Loan 000206494BC01	17.16	11/1/2017	8,508
10,296	Loan 000206497BC01	14.16	11/1/2016	10,383
16,211	Loan 000206498BC01	17.16	11/1/2017	16,122
6,685	Loan 000206507BC01	9.16	11/1/2016	6,769
5,938	Loan 000206524BC01	17.16	11/1/2016	5,184
6,829	Loan 000206545BC01	17.16	11/1/2016	7,204
13,016	Loan 000206568BB01	17.16	11/1/2017	13,182
8,329	Loan 000206578BC01	17.16	11/1/2017	7,149
16,673	Loan 000206591BC01	17.16	11/1/2017	17,076
3,048	Loan 000206596BC01	17.16	11/1/2016	3,100
14,642	Loan 000206599BC01	7.16	11/1/2016	14,353
16,824	Loan 000206600BC01	17.16	11/1/2016	16,973
2,459	Loan 000206624BC01	14.16	11/1/2017	2,479
15,582	Loan 000206626BC01	9.16	11/1/2016	15,666
4,673	Loan 000206629BC01	17.16	11/1/2016	4,723
16,879	Loan 000206650BC01	17.16	11/1/2016	16,863
12,966	Loan 000206651BC01	17.16	11/1/2017	9,376
5,323	Loan 000206654BC01	17.16	11/1/2016	5,411
4,006	Loan 000206659BC01	17.16	11/1/2017	4,325
16,144	Loan 000206680BC01	17.16	11/1/2016	13,898
6,450	Loan 000206686BC01	17.16	11/1/2016	6,550
6,217	Loan 000206687BC01	17.16	11/1/2017	6,249
5,951	Loan 000206698BC01	17.16	11/1/2016	6,064
16,775	Loan 000206707BB01	17.16	11/1/2017	14,187
15,582	Loan 000206710BC01	17.16	11/1/2016	16,228
10,931	Loan 000206718BC01	17.16	11/1/2016	10,968
2,369	Loan 000206727BC01	17.16	11/1/2017	2,387
5,403	Loan 000206778BC01	17.16	11/1/2016	4,685
10,593	Loan 000206795BC01	17.16	11/1/2016	10,574
15,435	Loan 000206804BC01	9.16	11/1/2017	15,761
5,674	Loan 000206812BC01	17.16	11/1/2017	5,741
6,214	Loan 000206817BC01	17.16	11/1/2016	6,284
13,620	Loan 000206829BC01	17.16	11/1/2017	13,363
3,040	Loan 000206851BC01	17.16	11/1/2016	3,065
5,139	Loan 000206861BC01	17.16	11/1/2016	5,158

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 16,194	Loan 000206868BC01	17.16	11/1/2016	$ 12,995
10,991	Loan 000206873BC01	17.16	11/1/2017	10,107
14,515	Loan 000206879BC01	7.16	11/1/2017	14,612
15	Loan 000206884BC01	17.16	11/1/2016	15
6,145	Loan 000203888BC01	17.16	11/1/2016	6,164
5,366	Loan 000206889BB01	17.16	11/1/2016	5,309
4,673	Loan 000206901BC01	17.16	11/1/2016	4,163
3,651	Loan 000206922BC01	17.16	11/1/2016	3,688
16,101	Loan 000206934BC01	14.16	11/1/2017	15,874
13,363	Loan 000206938BC01	17.16	11/1/2016	13,944
16,607	Loan 000206939BC01	17.16	11/1/2017	16,921
6,390	Loan 000206970BC01	17.16	11/1/2017	6,462
8,526	Loan 000206987BC01	17.16	11/1/2017	8,324
16,622	Loan 000207013BC01	17.16	11/1/2017	15,454
16,622	Loan 000207016BC01	17.16	11/1/2016	16,929
2,771	Loan 000207108BC01	16.16	11/1/2016	2,791
6,356	Loan 000207126BC01	17.16	11/1/2017	6,338
14,881	Loan 000207128BC01	17.16	11/1/2017	15,033
3,163	Loan 000207137BC01	14.16	11/1/2017	3,068
15,903	Loan 000207158BC01	17.16	11/1/2017	15,865
3,209	Loan 000207177BC01	17.16	11/1/2016	2,805
15,300	Loan 000207182BC01	17.16	11/1/2016	15,923
4,297	Loan 000207276BC01	17.16	11/1/2017	4,366
15,977	Loan 000207291BC01	14.16	11/1/2017	15,693
1,144	Loan 000207294BC01	17.16	11/1/2016	1,152
6,428	Loan 000207297BC01	14.16	11/1/2016	6,441
15,534	Loan 000207324BC01	17.16	11/1/2017	15,916
10,570	Loan 000207366BC01	17.16	11/1/2017	10,792
14,976	Loan 000207380BC01	17.16	11/1/2016	14,708
5,379	Loan 000207392BA01	17.20	11/12017	5,334
4,391	Loan 000207511BC01	17.16	11/1/2016	4,525
3,030	Loan 000207605BC01	17.16	11/1/2016	3,071
10,626	Loan 000207634BC01	17.16	11/1/2017	9,275
10,585	Loan 000207747BC01	17.16	11/1/2017	10,663
5,474	Loan 000207755BC01	17.16	11/1/2016	5,340
4,721	Loan 000208052BC01	7.16	11/1/2016	4,758
12,158	Loan 000211187CC01	13.13	10/10/2018	12,158
370,446	Loan 000310012TA01	15.19	6/24/2026	370,474
2,771	Loan 007085434GB01	18.25	11/1/2014	374
1,209	Loan 015476605GB01	18.25	11/1/2014	1,206

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 1,372	Loan 017589275GB01	10.25	11/1/2014	$ 1,398
3,240	Loan 018745600GB01 *	18.24	11/1/2014	-
3,932	Loan 019011000GB01 *	18.25	11/1/2014	-
2,183	Loan 019160800GB01	18.25	11/1/2014	2,197
3,508	Loan 019164500GB01 *	18.25	11/1/2014	-
1,476	Loan 019308300GB01	18.25	11/1/2014	1,483
3,713	Loan 019319600GB01 *	18.25	11/1/2014	-
1	Loan 049267184GB01	18.25	11/1/2014	1
1,165	Loan 055279824GB01	18.25	11/1/2014	1,170
1,636	Loan 072801309GB01	18.25	11/1/2014	1,635
1,650	Loan 091967754GB01	18.25	11/1/2014	1,652
2,619	Loan 118884404GB01	18.25	11/1/2014	2,614
3,217	Loan 120831556GB01	18.25	11/1/2014	3,232
3,407	Loan 122045346LE02	9.16	11/7/2024	4,352
13,496	Loan 122744116LE02	13.16	9/18/2025	12,137
18,362	Loan 125173284LE02	13.16	12/17/2024	17,856
1,366	Loan 129698653GB01	18.25	11/1/2014	1,366
15,776	Loan 130634274LE02	13.16	5/19/2025	18,007
3,773	Loan 152877614GB01 *	18.25	11/1/2014	-
1,046	Loan 153577235GB01	18.25	11/1/2014	1,045
2,585	Loan 162367085GB01	18.25	11/1/2014	2,549
1,287	Loan 166889943GB01	14.25	11/1/2014	1,284
1,307	Loan 181958188GB01	18.25	11/1/2014	1,301
2,536	Loan 182348539GB01	18.25	11/1/2014	2,523
1,361	Loan 194564667GB01	18.25	11/1/2014	1,326
9,595	Loan 196499593LE01	12.16	11/2/2024	11,903
1,984	Loan 198124604GB01	18.25	11/1/2014	1,989
21,533	Loan 217490835LE02	12.16	9/3/2025	28,046
3,299	Loan 224279457GB01	18.25	11/1/2014	2,171
1,104	Loan 224852887GB01	18.25	8/23/2014	1,105
1,667	Loan 231038825GB01	18.25	11/1/2014	1,668
2,704	Loan 240018796LE01	10.16	11/23/2025	2,554
1,161	Loan 241466988GB01	17.25	11/1/2014	1,164
17,300	Loan 245578657LE02	12.16	9/11/2025	18,024
1,180	Loan 253650497GB01	18.25	11/1/2014	1,178
4,676	Loan 270330126GB01	18.25	11/1/2014	1,566
1,349	Loan 272646697GB01	8.75	11/1/2014	1,314
1,025	Loan 280182754GB01	18.25	11/1/2014	1,027
1,471	Loan 288685003GB01	18.25	11/1/2014	1,464
1,362	Loan 299050705GB01	18.25	11/1/2014	1,368

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 1,077	Loan 313908199GB01	18.25	11/1/2014	$ 1,088
1,700	Loan 320450775GB01	18.25	11/1/2014	1,636
1,218	Loan 320465774GB01	18.25	11/1/2014	1,189
3,364	Loan 332143894GB01	17.25	11/1/2014	2,965
14,174	Loan 332943776LE01	12.16	11/10/2024	15,096
2,644	Loan 335660519GB01	18.25	11/1/2014	2,356
2,220	Loan 341115397GB01	18.25	11/1/2014	2,210
5,416	Loan 359989203GB01	18.25	11/1/2014	5,170
1,560	Loan 376182695GB01	16.25	11/1/2014	1,560
504	Loan 379479803GB01	18.25	11/1/2014	503
6,811	Loan 382043949LE01	13.16	11/5/2024	8,778
3,229	Loan 387287865GB01	18.25	11/1/2014	3,130
4,554	Loan 396284513GB01 *	18.25	11/1/2014	-
3,618	Loan 420747645GB01 *	18.25	11/1/2014	-
1,882	Loan 434572067GB01	18.25	11/1/2014	1,874
3,362	Loan 438861857GB01 *	18.25	11/1/2014	-
1,315	Loan 461522747GB01	18.25	11/1/2014	1,316
1,687	Loan 511538604GB01	18.25	11/1/2014	1,689
436	Loan 531851398GB01	8.50	11/1/2014	437
1,216	Loan 532606934GB01	18.25	11/1/2014	1,214
2,162	Loan 541101084GB01	18.25	11/1/2014	2,125
1,661	Loan 556661017GB01	16.25	11/1/2014	1,658
1,363	Loan 559108766GB01	17.25	11/1/2014	1,360
2,902	Loan 583845035GB01 *	18.25	11/1/2014	-
1,921	Loan 585878543GB01 *	18.25	11/1/2014	-
1,459	Loan 591220554GB01	18.25	11/1/2014	1,368
1,621	Loan 614356227GB01	18.25	11/1/2014	1,610
2,267	Loan 615954037GB01 *	18.25	11/1/2014	-
996	Loan 620342255GB01	18.25	11/1/2014	1,000
1,360	Loan 631352149GB01	14.25	11/1/2014	1,366
3,226	Loan 652346015GB01	18.25	11/1/2014	3,101
1,899	Loan 664058807GB01	18.25	11/1/2014	1,834
2,292	Loan 666069267GB01	18.25	11/1/2014	2,289
1,514	Loan 669223306GB01	18.25	11/1/2014	1,517
6,920	Loan 682474874LE01	13.16	11/5/2024	6,505
174	Loan 682531455GB01	18.25	11/1/2014	172
6,339	Loan 686267607LE01	10.16	2/25/2025	6,348
1,496	Loan 696409924GB01	18.25	11/1/2014	1,447
3,962	Loan 700300375GB01 *	18.25	11/1/2014	-
1,268	Loan 701943494GB01	18.25	11/1/2014	1,275

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 1,909	Loan 712329908GB01	18.25	11/1/2014	$ 1,934
11,146	Loan 722036245LE01	13.16	11/16/2024	10,183
2,795	Loan 723380369GB01 *	18.25	11/1/2014	-
11,766	Loan 731549225LE01	13.16	11/17/2024	10,691
1,565	Loan 734006944GB01	18.25	11/1/2014	1,563
5,208	Loan 737470583GB01 *	18.25	11/1/2014	-
2,419	Loan 740514526GB01	18.25	11/1/2014	779
2,120	Loan 741524367GB01	18.25	11/1/2014	2,126
2,056	Loan 742030085GB01	18.25	11/1/2014	2,035
2,278	Loan 745874694GB01	18.25	11/1/2014	2,239
2,020	Loan 750532979GB01	18.25	11/1/2014	1,980
1,828	Loan 752846388GB01	18.25	11/1/2014	1,831
1,436	Loan 752874999GB01	18.25	11/1/2014	1,445
7,099	Loan 755384743GB01 *	18.25	11/1/2014	-
1,398	Loan 765543247GB01	18.25	11/1/2014	1,331
1,682	Loan 766495005GB01	18.25	11/1/2014	1,689
2,383	Loan 768482287GB01	18.25	11/1/2014	2,351
2,048	Loan 771014799GB01	18.25	11/1/2014	2,033
1,483	Loan 771759125GB01	18.25	11/1/2014	1,484
2,483	Loan 781234865GB01 *	18.25	11/1/2014	-
1,551	Loan 802006399GB01	17.25	11/1/2014	1,553
1,016	Loan 802401184GB01	18.25	11/1/2014	995
925	Loan 803681359GB01	8.50	11/1/2014	931
2,853	Loan 813807179GB01 *	18.25	11/1/2014	-
2,094	Loan 822665366GB01	18.25	11/1/2014	2,115
1,601	Loan 826792573GB01	18.25	11/1/2014	1,572
21,515	Loan 832975727LE02	13.16	4/17/2026	16,887
13,194	Loan 833176884LE02	3.16	11/8/2024	14,268
2,875	Loan 840844815GB01	18.25	11/1/2014	2,809
1,691	Loan 852345336GB01	17.25	11/1/2014	1,686
1,863	Loan 858691763GB01	18.25	11/1/2014	1,848
11,895	Loan 861453766LE01	13.16	08/16/2025	13,579
1,790	Loan 870349958GB01	18.25	11/1/2014	1,739
2,979	Loan 902518106GB01 *	18.25	11/1/2014	-
1,688	Loan 920159748GB01	17.25	11/1/2014	1,695
2,379	Loan 920456105GB01 *	18.25	11/1/2014	-
1,295	Loan 932302369GB01	17.25	11/1/2014	1,297
2,656	Loan 940360174GB01	16.25	11/1/2014	2,652
2,957	Loan 951674356GB01 *	18.25	11/1/2014	-
3,272	Loan 952062709GB01 *	18.25	11/1/2014	-

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	LAW - 25.31% (Continued)
$ 2,025	Loan 965208684GB01	18.25	11/1/2014	$ 2,013
1,983	Loan 971085154GB01	18.25	11/1/2014	1,662
1,776	Loan 973656067GB01	18.25	11/1/2014	1,715
20,617	Loan 991421264LE02	13.16	9/16/2025	22,630
1,629	Loan 991855535GB01	18.25	11/1/2014	1,536
				7,835,038
	MASTERS - 0.08%
8,485	Loan 000180968CC01	12.63	4/11/2018	8,457
15,883	Loan 000210673CC01	12.29	8/22/2018	16,756
				25,213
	MBA - 10.97%
7,001	Loan 000187954CC01	10.70	9/5/2017	7,173
477,518	Loan 000310001TA01	13.20	12/27/2024	477,635
476,607	Loan 000310002TA01	15.20	9/28/2023	476,613
446,624	Loan 000310003TA01	18.20	1/12/2022	446,666
100,440	Loan 000310011TA01	12.19	6/24/2023	100,476
487,293	Loan 000310015TA01	10.18	9/17/2025	487,382
439,812	Loan 000310017TA01	12.17	11/13/2025	439,812
419,283	Loan 000310018TA01	11.67	12/11/2024	419,291
166,879	Loan 000310021TA01	12.67	12/26/2027	166,878
372,500	Loan 000310022TA01	13.16	2/28/2027	372,500
				3,394,426
	MEDICINE - ALLOPATHIC - 13.14%
15,186	Loan 000024012CC01	10.04	9/25/2017	15,423
3,812	Loan 000024012CC02	10.07	12/11/2017	3,867
8,300	Loan 000024733CC01	10.01	4/11/2018	8,422
7,526	Loan 000166484LL01	8.94	7/11/2023	7,359
15,065	Loan 000168246CC01	10.32	9/18/2017	15,791
10,984	Loan 000171472CC01	12.75	9/25/2017	10,961
11,050	Loan 000174117CC01	9.49	6/21/2018	11,153
16,425	Loan 000176495CC01	11.23	12/4/2017	17,311
9,772	Loan 000177785CC01	9.21	10/23/2017	10,111
7,484	Loan 000180171CC01	11.70	9/5/2017	7,694
9,915	Loan 000183794CC01	15.21	11/13/2017	10,042
6,862	Loan 000184602CC01	12.03	1/15/2018	7,042
28,122	Loan 000186259CC01	10.66	3/10/2018	29,553
15,781	Loan 000186749CC01	15.20	6/21/2018	15,955
4,284	Loan 000186921CC01	10.73	3/10/2018	4,324
10,848	Loan 000189971CC01	11.12	8/28/2017	10,650
10,972	Loan 000190569LL01	9.45	4/25/2023	11,849

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 13.14% (Continued)
$ 21,782	Loan 000190586CC01	9.21	9/7/2017	$ 22,254
9,211	Loan 000190908CC01	15.21	1/29/2018	9,537
2,928	Loan 000190913CC01	10.73	3/10/2018	3,015
4,726	Loan 000194060CC01	11.70	9/11/2017	4,784
5,130	Loan 000194882CC01	11.97	9/18/2017	5,179
16,738	Loan 000194921CC01	11.97	9/25/2017	17,824
9,761	Loan 000195728CC01	15.21	1/23/2018	9,882
9,156	Loan 000196301CC01	15.21	1/15/2018	9,336
7,906	Loan 000197473CC01	15.21	11/20/2017	7,372
18,314	Loan 000199792CC01	9.80	5/14/2018	18,615
7,834	Loan 000199816CC01	15.20	6/21/2018	8,576
5,528	Loan 000204237CC01	9.51	6/21/2018	5,360
18,305	Loan 000204776CC01	9.85	6/21/2018	18,479
7,955	Loan 000205101CC01	13.49	6/21/2018	8,126
14,323	Loan 000205170LL01	9.45	4/11/2023	14,955
6,327	Loan 000205555LL01	8.45	6/4/2018	6,324
14,452	Loan 000205560LL01	9.20	6/4/2023	14,150
10,015	Loan 000206016CC01	14.56	5/14/2018	10,218
26,919	Loan 000206322CC01	9.20	5/7/2018	26,466
9,312	Loan 000206433CC01	12.07	6/21/2018	9,199
14,456	Loan 000207429LL01	9.20	6/21/2023	14,728
3,825	Loan 000207617CC01	11.92	7/11/2018	3,833
17,361	Loan 000209332CC01	10.00	7/11/2018	17,850
7,448	Loan 000209610LL01	8.69	8/8/2018	7,592
9,613	Loan 000209956CC01	15.19	7/25/2018	9,854
4,164	Loan 012576526LE01	8.16	11/15/2025	4,021
22,516	Loan 013361528LE01	10.16	1/3/2026	19,574
11,876	Loan 013409188LE02	10.16	12/13/2026	11,516
17,240	Loan 020653274LE02	8.16	12/23/2026	22,819
713	Loan 022780558PC00	7.00	9/26/2036	696
24,886	Loan 024070024LE01	10.16	7/2/2026	25,351
30,412	Loan 024962729LE02	10.16	11/5/2026	30,867
21,078	Loan 043931568LE02	10.16	12/5/2025	25,839
24,161	Loan 045677885LE01	8.16	11/03/2026	23,775
28,201	Loan 051665215LE01	8.16	11/08/2026	26,374
7,839	Loan 052733989LE01	8.16	11/27/2024	10,133
23,916	Loan 061881914LE01	8.16	12/1/2025	25,182
6,792	Loan 077904856LE01	8.16	11/21/2025	6,641
29	Loan 078181054LE01	8.16	12/6/2024	33
28,065	Loan 080025736LE01	8.16	11/07/2026	24,483

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 13.14% (Continued)
$ 21,906	Loan 081428747LE01	8.16	1/1/2027	$ 27,090
28,476	Loan 082355267LE01	8.16	11/8/2025	30,760
14,201	Loan 082779624LE02	8.16	11/22/2025	14,531
29,023	Loan 093776113LE01	8.16	4/1/2026	18,654
12,415	Loan 093936308LE01	8.16	5/17/2026	13,675
6,517	Loan 093936308LE02	8.16	5/17/2026	7,108
21,690	Loan 100605936LE01	8.16	6/1/2027	19,593
27,990	Loan 101977464LE01	8.16	6/1/2027	29,465
28,268	Loan 103390577LE01	8.16	12/13/2025	26,855
28,738	Loan 110604766LE01	8.16	11/21/2026	29,977
15,179	Loan 112347716LE01	8.16	11/15/2025	14,843
13,434	Loan 112415399LE01	8.16	11/11/2025	13,819
29,568	Loan 117588824LE01	8.16	12/6/2026	28,343
17,803	Loan 118466064LE02	8.16	4/1/2026	17,131
29,005	Loan 119390196LE01	8.16	6/2/2026	38,186
25,985	Loan 122275834LE01	8.16	11/21/2026	23,917
18,650	Loan 122654607LE01	8.16	11/10/2024	17,484
22,424	Loan 130010796LE01	10.16	11/21/2026	22,737
29,432	Loan 137382674LE02	8.16	5/17/2026	35,371
6,328	Loan 146199495LE01	5.16	12/1/2025	6,955
29,054	Loan 151801337LE01	8.16	7/27/2026	32,855
18,626	Loan 154262475LE01	8.16	12/27/2024	21,307
28,384	Loan 154350297LE01	8.16	11/8/2026	34,598
29,978	Loan 157098903LE02	8.16	8/4/2026	24,717
6,561	Loan 157888874LE01	8.16	12/13/2024	5,985
11,086	Loan 158183204LE02	8.16	11/10/2026	11,927
17,307	Loan 160788127LE01	8.16	11/1/2025	16,700
27,937	Loan 163518528LE01	8.16	11/6/2026	23,320
19,257	Loan 164565025LE02	8.16	11/10/2026	25,448
27,444	Loan 166661885LE01	8.16	06/24/2026	24,152
10,484	Loan 170403946LE02	10.16	11/21/2025	8,833
14,370	Loan 184568655LE02	8.16	12/2/2026	14,947
22,583	Loan 189635116LE01	8.16	11/21/2026	18,993
25,040	Loan 193664885LE02	8.16	12/16/2026	29,186
29,215	Loan 193893397LE01	8.16	11/22/2026	25,574
29,610	Loan 194269445LE01	8.16	12/11/2026	28,226
25,508	Loan 197880824LE01	10.16	6/28/2027	24,759
25,765	Loan 208698875LE01	8.16	11/9/2026	24,139
28,681	Loan 216564275LE01	8.16	7/1/2026	34,442
3,247	Loan 217190894LE02	8.16	6/1/2025	3,063

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 13.14% (Continued)
$ 28,726	Loan 218463614LE01	8.16	12/13/2026	$ 32,359
4,058	Loan 220441087LE02	8.16	11/21/2025	3,916
28,591	Loan 230189374LE01	8.16	6/1/2027	33,712
28,937	Loan 244942017LE01	8.16	11/10/2024	32,785
11,534	Loan 245185578LE02	8.16	12/13/2025	12,506
19,900	Loan 261342389LE02	8.16	11/9/2025	20,093
5,799	Loan 261400367LE01	8.16	12/14/2025	5,015
5,158	Loan 269915116PC00	7.00	8/7/2036	5,792
7,892	Loan 269915116PC01	7.00	8/7/2037	8,496
5,763	Loan 275614424PC00	7.00	9/26/2036	5,711
6,033	Loan 275614424PC01	7.00	11/25/2027	6,040
23,666	Loan 277331676LE01	8.16	12/1/2026	26,954
26,859	Loan 278088074LE02	8.16	12/2/2026	22,329
20,703	Loan 290019716LE01	8.16	11/21/2026	25,139
14,872	Loan 304848075LE01	8.16	2/15/2027	19,696
14,692	Loan 304848075LE02	8.16	2/15/2027	16,203
27,469	Loan 313715378LE01	8.16	5/1/2026	36,118
3,879	Loan 317171217LE01	8.16	5/6/2027	4,101
3,159	Loan 346529094LE01	8.16	11/16/2024	3,386
9,956	Loan 347496434LE01	8.16	11/9/2025	10,459
24,369	Loan 348985874LE02	10.16	12/11/2026	24,181
20,271	Loan 350787166LE02	8.16	12/1/2025	17,451
4,819	Loan 356098333LE01	8.16	11/21/2025	4,845
10,604	Loan 358172743LE01	10.16	11/13/2025	9,503
8,252	Loan 361463716LE01	8.16	12/12/2025	7,507
29,322	Loan 363657508LE01	8.16	11/19/2024	37,910
12,495	Loan 373270425LE01	8.16	11/15/2025	8,726
28,446	Loan 389281724LE01	10.16	12/16/2025	25,738
2,609	Loan 390788106LE02	8.16	6/1/2026	3,435
20,560	Loan 392346776LE02	8.16	3/12/2027	16,447
28,109	Loan 400406355LE01	10.16	11/8/2026	31,283
28,438	Loan 400833835LE01	8.16	12/2/2026	37,605
12,157	Loan 407192753LE02	8.16	11/09/2025	12,706
4,442	Loan 408080287LE02	10.16	11/11/2026	4,874
27,621	Loan 411002317LE01	8.16	11/9/2026	28,098
19,386	Loan 421007195LE01	8.16	11/15/2026	14,144
15,287	Loan 424082169LE02	8.16	6/1/2026	12,971
20,418	Loan 449331526LE02	8.16	11/22/2025	19,101
28,297	Loan 449494564LE01	8.16	12/1/2026	37,423
18,049	Loan 450730675LE01	8.16	12/27/2024	20,641

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 13.14% (Continued)
$ 29,268	Loan 452150936LE01	8.16	11/14/2026	$ 38,673
27,265	Loan 460749625LE02	8.16	04/01/2026	22,898
32,830	Loan 478671703LE01	10.16	12/2/2026	34,550
8	Loan 492946576LE01	8.16	11/22/2025	7
20,179	Loan 494244897LE02	8.16	11/11/2026	26,651
6,518	Loan 497897245LE01	8.16	12/14/2024	7,445
21,501	Loan 500832625LE01	8.16	12/1/2026	26,363
13,472	Loan 519537596LE01	8.16	11/9/2024	12,584
28,466	Loan 520381716LE01	8.16	12/1/2026	31,715
10,312	Loan 521413767LE01	8.16	12/14/2025	10,948
13,440	Loan 521546404LE01	8.16	11/16/2024	14,312
21,364	Loan 529275423LE01	8.16	11/21/2025	27,326
28,899	Loan 529929316LE01	10.16	11/08/2026	34,622
9,642	Loan 534572004LE02	8.16	12/22/2026	9,383
28,366	Loan 546592425LE01	8.16	06/01/2026	26,569
21,829	Loan 546959434LE01	8.16	11/9/2026	21,571
6,360	Loan 549494023LE01	8.16	12/11/2025	6,521
16,956	Loan 550317526LE01	8.16	11/8/2025	14,705
21,875	Loan 554388245LE01	8.16	07/01/2026	19,119
29,321	Loan 556906554LE01	8.16	11/11/2025	38,319
22,574	Loan 558574285LE01	8.16	11/7/2026	22,372
28,241	Loan 569714316LE01	8.16	7/1/2026	36,616
10,671	Loan 581421364LE01	8.16	1/1/2026	11,799
10,444	Loan 581421364LE02	8.16	1/1/2026	10,257
32,147	Loan 582941464LE01	10.16	6/1/2027	28,598
10,580	Loan 612849264LE02	8.16	1/3/2026	10,286
6,483	Loan 613172884LE01	8.16	12/5/2024	6,727
29,543	Loan 621186924LE01	8.16	6/1/2026	32,667
28,094	Loan 630165548LE01	8.16	11/02/2024	32,497
13,457	Loan 633542024LE01	10.16	11/9/2025	14,469
19,211	Loan 648191023LE01	10.16	11/15/2025	18,070
28,164	Loan 650262354LE01	8.16	12/12/2026	27,130
22,184	Loan 653944827LE01	8.16	11/3/2025	20,035
20,194	Loan 660990506LE02	8.16	12/1/2025	22,058
17,631	Loan 667674044LE01	5.16	11/28/2025	18,658
29,307	Loan 671725444LE01	8.16	12/23/2026	29,296
28,199	Loan 681914716LE01	8.16	06/01/2026	22,232
18,693	Loan 681987356LE01	8.16	7/1/2026	21,794
24,020	Loan 683177149LE02	10.16	11/11/2025	26,772
29,069	Loan 686177123LE01	8.16	1/21/2027	31,074

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 13.14% (Continued)
$ 25,507	Loan 686868827LE01	8.16	7/1/2027	$ 30,105
28,497	Loan 692970556LE01	8.16	6/27/2026	30,319
14,411	Loan 694158827LE02	8.16	12/18/2026	19,058
11,878	Loan 696691573LE01	8.16	11/14/2024	14,727
20,648	Loan 697999805LE01	8.16	11/11/2025	23,887
12,965	Loan 709130576LE03	8.16	11/9/2024	12,285
11,637	Loan 713136369LE02	8.16	12/20/2024	15,058
20,890	Loan 729123506LE02	8.16	11/09/2024	15,340
8,042	Loan 733576654LE01	8.16	11/21/2026	9,399
28,836	Loan 740315566LE01	8.16	11/10/2026	38,104
7,573	Loan 743689348LE01	10.16	12/14/2025	7,240
27,822	Loan 747486037LE01	8.16	6/1/2027	25,146
6,183	Loan 751931366LE02	8.16	6/1/2027	6,487
26,699	Loan 753769368LE01	8.16	11/12/2026	26,472
26,297	Loan 761748265LE01	8.25	7/2/2027	29,240
28,673	Loan 767581467LE01	8.16	7/1/2027	27,785
4,408	Loan 771607929LE02	8.16	12/1/2024	5,481
3,801	Loan 773691168LE02	8.16	12/27/2024	4,054
28,475	Loan 774149027LE01	8.16	11/11/2026	29,437
10,601	Loan 788693684LE02	10.16	11/10/2025	10,754
10,442	Loan 792801517LE02	10.16	12/1/2026	10,858
28,473	Loan 802190753LE01	8.16	11/7/2025	27,861
6,759	Loan 812033126LE01	8.16	12/6/2024	7,723
9,155	Loan 819959584LE01	8.16	12/6/2024	9,397
13,327	Loan 832499953LE01	8.16	11/21/2025	12,985
10,256	Loan 832966556LE01	8.16	12/12/2025	9,432
15,383	Loan 847750004LE01	8.16	12/5/2025	14,793
29,225	Loan 852850546LE01	8.16	11/15/2026	19,789
30,193	Loan 855469687LE01	8.16	11/18/2026	37,746
29,018	Loan 859869213LE01	8.16	11/15/2026	38,312
1,581	Loan 860103375LE01	8.16	5/25/2025	1,819
17,933	Loan 868127815LE02	8.16	11/22/2025	15,720
28,393	Loan 877873733LE01	8.16	7/27/2027	26,777
29,602	Loan 879356423LE01	8.16	12/1/2026	35,609
14,607	Loan 881386956LE01	10.16	11/11/2024	16,592
11,085	Loan 883249455LE01	8.16	12/1/2024	12,666
15,006	Loan 891986118LE02	8.16	11/17/2025	19,612
29,034	Loan 936861864LE01	8.16	12/20/2026	37,612

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - ALLOPATHIC - 13.14% (Continued)
$ 22,605	Loan 939022396LE01	8.16	11/8/2026	$ 23,387
15,323	Loan 951757568LE01	8.16	11/17/2025	15,264
19,872	Loan 967177193LE02	8.16	12/12/2025	19,336
26,363	Loan 972335799LE02	8.16	6/1/2026	26,607
9,301	Loan 978072215LE01	8.16	11/22/2024	10,626
26,214	Loan 979270514LE01	8.16	11/15/2026	29,141
26,232	Loan 993762005LE01	8.16	06/01/2026	25,431
				4,066,544
	MEDICINE - OSTEOPATHIC - 3.87%
23,870	Loan 000096142CC01	9.99	10/9/2017	25,135
18,062	Loan 000160521CC01	14.91	4/11/2018	18,131
18,940	Loan 000160568CC01	9.20	4/25/2018	18,811
7,434	Loan 000161645CC01	15.21	9/11/2017	7,655
19,360	Loan 000164757CC01	12.11	11/6/2017	17,218
17,231	Loan 000166421CC01	9.49	4/25/2018	17,498
12,391	Loan 000166476CC01	12.30	9/18/2017	12,706
12,184	Loan 000171717CC01	15.18	9/26/2018	12,886
15,873	Loan 000175693CC01	15.18	8/28/2017	15,831
13,588	Loan 000177744CC01	10.80	11/13/2017	13,693
10,350	Loan 000178890CC01	13.42	10/9/2017	10,492
6,160	Loan 000181679CC01	11.99	10/30/2017	5,668
8,554	Loan 000182820CC01	11.51	8/8/2018	8,861
7,051	Loan 000184793CC01	9.73	1/23/2018	6,795
6,123	Loan 000185355CC01	9.31	11/20/2017	6,277
8,185	Loan 000186170CC01	15.20	3/10/2018	8,413
4,417	Loan 000190988CC01	9.84	12/11/2017	4,592
10,970	Loan 000193160CC01	15.20	6/21/2018	11,194
5,255	Loan 000193323CC01	15.21	10/9/2017	5,094
9,806	Loan 000193488CC01	15.21	11/13/2017	10,205
9,578	Loan 000193491CC01	15.21	9/5/2017	7,372
5,775	Loan 000193770CC01	15.21	1/23/2018	5,869
6,149	Loan 000193886CC01	9.96	8/28/2017	5,659
23,118	Loan 000193923CC01	9.21	9/5/2017	23,002
8,646	Loan 000194265CC01	14.69	4/11/2018	8,734
9,490	Loan 000194608CC01	11.99	10/16/2017	9,477
46,527	Loan 000194611CC01	10.00	1/8/2023	46,703
7,990	Loan 000194794CC01	12.50	12/4/2017	8,053
14,462	Loan 000195320LL01	9.45	6/21/2023	14,519
13,824	Loan 000195676CC01	10.43	1/23/2018	14,121

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC - 3.87% (Continued)
$ 10,379	Loan 000195911CC01	15.20	6/21/2018	$ 10,402
15,076	Loan 000196127CC01	9.19	8/8/2018	13,862
4,544	Loan 000196150CC01	15.20	5/7/2018	4,557
848	Loan 000196150LL01	6.20	6/14/2014	849
13,098	Loan 000196455TA01	9.37	10/26/2022	13,102
18,933	Loan 000196522CC01	15.21	11/20/2017	18,473
12,994	Loan 000206756CC01	14.02	6/21/2018	13,148
21,025	Loan 000206783CC01	10.00	9/19/2018	22,234
26,685	Loan 000206846CC01	11.72	5/7/2018	27,623
5,171	Loan 000207612CC01	9.85	6/21/2018	5,182
1,446	Loan 000207612LL01	7.20	6/28/2015	1,448
5,762	Loan 000207934CC01	14.72	6/21/2018	5,830
11,363	Loan 000207988CC01	9.19	9/5/2018	11,137
14,673	Loan 000208073CC01	15.19	9/5/2018	15,141
14,017	Loan 000208282CC01	10.73	8/8/2018	13,894
7,754	Loan 000208497CC01	15.20	6/21/2018	7,713
3,618	Loan 000208789CC01	15.20	6/28/2018	3,543
10,132	Loan 000208882CC01	15.18	9/12/2018	10,279
6,792	Loan 000210119CC01	9.18	10/31/2018	7,107
11,112	Loan 089138746LE01	8.16	11/09/2024	10,464
14,795	Loan 124974047LE02	8.16	12/2/2026	17,347
15,331	Loan 126672264LE01	10.16	1/2/2027	14,893
28,157	Loan 126966267LE01	8.16	5/21/2026	29,494
32,865	Loan 181172854LE02	10.16	12/1/2026	41,777
32,210	Loan 299174833LE02	10.16	11/16/2026	18,867
9,212	Loan 343448329LE02	8.16	11/17/2024	8,657
7,303	Loan 383379607LE02	8.16	11/9/2025	6,696
18,333	Loan 390416946LE01	8.16	11/9/2024	17,314
19,403	Loan 399681526LE02	8.16	11/10/2025	17,500
13,949	Loan 489425376LE01	8.16	11/9/2024	15,920
14,737	Loan 520836906LE02	8.16	11/10/2026	16,136
28,378	Loan 527587733LE01	10.16	6/2/2027	26,679
30,864	Loan 549194104LE02	10.16	06/01/2026	31,937
14,235	Loan 576305184LE01	8.16	11/25/2024	15,876
4,248	Loan 631711737LE02	8.16	2/28/2026	4,936
29,736	Loan 639626516LE01	8.16	05/27/2026	27,739
28,990	Loan 643687865LE01	8.16	6/26/2026	35,027
12,250	Loan 660307385LE02	8.16	11/18/2026	11,538
29,945	Loan 701058105LE02	8.16	12/8/2026	26,288

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	MEDICINE - OSTEOPATHIC - 3.87% (Continued)
$ 12,088	Loan 710822526LE02	8.16	11/10/2026	$ 11,054
4,507	Loan 713293599LE02	10.16	1/21/2027	5,073
9,290	Loan 751909185LE03	8.16	11/17/2024	10,601
27,663	Loan 767463667LE01	8.16	12/1/2026	27,392
7,288	Loan 820286314LE02	8.16	10/25/2024	9,045
28,550	Loan 852924108LE01	8.16	12/24/2025	37,386
28,840	Loan 865798593LE02	8.16	12/1/2026	38,136
28,515	Loan 906101024LE01	8.16	6/24/2027	28,865
10,615	Loan 977855454LE02	10.16	2/19/2026	8,715
29,644	Loan 996193353LE02	8.16	5/22/2026	38,994
				1,196,534
	MEDICINE - VETERINARY - 0.99%
2,171	Loan 000171681CC01	12.46	11/6/2017	2,220
7,191	Loan 000174575CC01	10.74	1/29/2018	7,124
20,610	Loan 000176356CC01	13.64	3/10/2018	20,404
25,048	Loan 000181629CC01	12.00	1/8/2018	26,383
2,515	Loan 000183019CC01	15.21	1/23/2018	2,606
7,016	Loan 000184387LL01	8.70	4/25/2018	7,174
28,744	Loan 000188841PL01	5.90	11/6/2027	29,017
21,312	Loan 000191777PL01	5.90	12/11/2027	21,626
19,306	Loan 000193375CC01	11.69	10/2/2017	19,597
12,291	Loan 000197282CC01	9.47	1/29/2018	12,879
27,563	Loan 000197963CC01	15.20	6/21/2018	28,069
11,411	Loan 000198381CC01	12.00	9/5/2018	11,271
2,395	Loan 000202685CC01	15.19	8/22/2018	2,387
19,808	Loan 000208233CC01	15.19	7/25/2018	20,526
8,139	Loan 000209580CC01	14.06	7/25/2018	8,413
5,136	Loan 000210815CC01	15.18	10/31/2018	5,238
5,392	Loan 177782414LE02	9.16	2/28/2026	4,872
18,051	Loan 486360655LE02	9.16	11/12/2024	16,819
13,253	Loan 547368047LE01	11.16	12/14/2025	11,885
9,729	Loan 574707784LE01	9.16	7/22/2025	13,042
13,449	Loan 801513507LE01	9.16	12/15/2024	15,852
14,528	Loan 817157424LE01	9.16	5/14/2025	17,233
3,364	Loan 863249665LE02	9.16	11/5/2024	3,110
				307,747
	MS - 0.89%
276,234	Loan 000310020TA01	13.17	12/26/2028	276,228

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
Principal		Coupon (%) +	Maturity	Value #
	OTHER - 10.90%
$ 5,501	Loan 000012822CC01	11.00	9/18/2017	$ 6,453
20,053	Loan 000192453CC01	11.74	12/11/2017	20,096
25,458	Loan 000197935CC01	9.21	1/15/2018	27,004
458,921	Loan 000310006TA01	15.20	6/16/2022	458,993
537,780	Loan 000310007TA01	17.20	5/5/2024	537,785
333,875	Loan 000310008TA01	18.20	5/5/2021	333,880
374,712	Loan 000310010TA01	16.70	2/14/2031	374,524
305,997	Loan 000310013TA01	11.19	1/7/2020	306,206
347,674	Loan 000310014TA01	13.69	8/29/2029	347,653
352,138	Loan 000310016TA01	9.68	10/30/2019	352,148
387,234	Loan 000310019TA01	11.17	12/26/2026	387,321
8,663	Loan 071935187LE01	8.16	12/1/2025	9,335
23,215	Loan 142171264LE01	8.16	12/25/2026	30,733
28,542	Loan 342554349LE02	8.16	12/24/2026	27,721
19,681	Loan 444713664LE02	8.16	11/25/2025	18,626
5,685	Loan 445979404LE01	8.16	1/1/2026	5,506
29,059	Loan 592732004LE01	8.16	5/24/2026	33,956
20,066	Loan 734570084LE01	8.16	12/26/2026	20,699
20,478	Loan 786190783LE01 *	8.16	12/6/2026	-
10,025	Loan 868572295LE03	8.16	9/1/2025	10,947
8,578	Loan 868572295LE04	8.16	9/1/2025	8,924
32,080	Loan 869917386LE02	10.16	12/1/2026	33,974
18,911	Loan 923007159LE02	8.16	4/1/2025	23,597
				3,376,081
	PHARMACY - 1.92%
41,870	Loan 000192777PL01	5.90	10/9/2027	47,172
8,327	Loan 000207280CC01	10.49	10/15/2018	8,271
6,795	Loan 000208382CC01	15.19	8/8/2018	6,827
530,706	Loan 000310009TA01	17.70	2/2/2024	530,722
				592,992
	PHD - 1.53%
25,395	Loan 000191786CC01	15.21	1/29/2018	26,125
17,493	Loan 000199691CC01	9.94	7/25/2018	18,077
430,681	Loan 000310004TA01	14.20	12/27/2022	430,689
				474,891
	PHYSICIANS ASSISTANT - 0.04%
11,040	Loan 000199313CC01	12.49	8/8/2018	11,458

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014
				Value #

	TOTAL CONSUMER NOTES (Cost - $23,021,585)			$23,617,262

Shares				Value
	CLOSED- END FUNDS - 4.91%
2,500	Aberdeen Global Income Fund Inc			25,625
5,750	American Select Portfolio			55,545
2,000	BlackRock Income Trust Inc			13,040
512	BlackRock Credit Allocation Income Trust			6,621
1,000	Brookfield Total Return Fund Inc			23,780
5,000	DoubleLine Income Solutions Fund			104,100
10,000	Duff & Phelps Utility and Corporate Bond Trust Inc			105,400
11,340	Eaton Vance Limited Duration Income Fund			172,028
12,959	First Trust Aberdeen Global Opportunity Income Fund			179,868
3,023	First Trust Strategic High Income Fund II			46,971
3,200	Franklin Templeton Limited Duration Income Trust			41,600
2,000	Ivy High Income Opportunities Fund			35,680
5,000	Legg Mason BW Global Income Opportunities Fund Inc			79,200
45,000	MFS Intermediate Income Trust			238,050
12,000	Morgan Stanley Emerging Markets Domestic Debt Fund Inc			143,760
5,841	Prudential Global Short Duration High Yield Fund Inc			102,159
15,951	Wells Fargo Advantage Income Opportunities Fund			146,111
	TOTAL CLOSED-END FUNDS (Cost - $1,534,011)			1,519,538

Principal		Coupon (%)	Maturity	Value #
	PRIVATE PLACEMENT - 13.40% ^
$ 900,000	LAOH2 Capital LLC - Promissory Note	20.00	11/20/2014	900,000
500,000	LAOH2 Capital LLC - Promissory Note	20.00	10/10/2014	500,000
1,000,000	LAOH2 Capital LLC - Promissory Note	25.00	9/12/2014	1,000,000
625,000	LAOH2 Capital LLC - Promissory Note	30.00	6/4/2014	625,000
1,125,000	LAOH2 Capital LLC - Promissory Note	30.00	5/6/2014	1,125,000
	TOTAL PRIVATE PLACEMENT (Cost - $4,150,000)			4,150,000

	TOTAL INVESTMENTS - 94.62% (Cost - $28,705,596) (a)			$29,286,800
	OTHER ASSETS LESS LIABILITIES - 5.38%			1,663,906
	NET ASSETS - 100.00%			$30,950,706

See accompanying notes to financial statements.

	GL Beyond Income Fund
PORTFOLIO OF INVESTMENTS (Continued)
	January 31,2014

	* Issuer in default on interest payment; non-interest producing security.
	+ Variable rate securities.
	# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees.
	^ Illiquid securities. Total illiquid securities represents 89.71% of net assets with a cost of $27,767,262 as of January 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $28,705,596 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 964,843
	Unrealized depreciation			(383,639)
	Net unrealized appreciation			$ 581,204

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2014

Assets:
Investments in Securities at Fair Value (Identified cost $28,705,596)	$ 29,286,800
Cash	1,372,237
Dividends and Interest Receivable	561,032
Paydowns Receivable	27,718
Prepaid Expenses and Other Assets	21,336
Total Assets	31,269,123

Liabilities:
Payable for Dividends	247,135
Payable to Affiliates	7,415
Accrued Advisory Fees	30,367
Accrued Shareholder Servicing Fee	6,443
Accrued Expenses and Other Liabilities	27,057
Total Liabilities	318,417

Net Assets (Unlimited shares of no par value beneficial interest	$ 30,950,706
authorized; 2,999,478 shares of beneficial interest outstanding)

Net Asset Value, Offering and Redemption Price Per Share
($30,950,706/2,999,478 shares of beneficial interest outstanding)	$ 10.32

Composition of Net Assets:
At January 31, 2014, Net Assets consisted of:
Paid-in-Capital	$ 30,382,386
Distributions in excess of net investment income	(48,288)
Accumulated Net Realized Gain From Security Transactions	35,404
Net Unrealized Appreciation on Investments	581,204
Net Assets	$ 30,950,706

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2014

Investment Income:
Dividend Income	$ 9,604
Interest Income	2,700,866
Total Investment Income	2,710,470

Expenses:
Investment Advisory Fees	463,184
Loan Servicing Fees	62,456
Shareholder Services Fees	51,465
Administration Fees	41,208
Chief Compliance Officer Fees	35,509
Legal Fees	35,225
Fund Accounting Fees	27,068
Transfer Agent Fees	26,455
Payable for Dividends	19,000
Registration & Filing Fees	17,831
Insurance Expense	15,692
Printing Expense	9,891
Custody Fees	7,081
Offering Cost Expense	6,356
Trustees' Fees	6,355
Miscellaneous Expenses	2,414
Total Expenses	827,190
Less: Fee Waived by Adviser	(205,497)
Net Expenses	621,693
Net Investment Income	2,088,777

Net Realized and Unrealized Gain on Investments:
Net Realized Gain on:
Investments	1,142
Distributions of Realized Gains from Underlying Investment Companies	325
Net Change in Unrealized Appreciation on:
Investments	634,295
Net Realized and Unrealized Gain on Investments	635,762

Net Increase in Net Assets Resulting From Operations	$ 2,724,539

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the Period
	Year Ended	Ended
	January 31, 2014	January 31, 2013*
Operations:
Net Investment Income	$ 2,088,777	$ 243,517
Net Realized Gain on Investments	1,142	-
Distributions of Realized Gains from Underlying Investment Companies	325
Net Change in Unrealized Appreciation (Depreciation) on Investments	634,295	(53,091)
Net Increase in Net Assets
Resulting From Operations	2,724,539	190,426

Distributions to Shareholders From:
Net investment income ($0.95 and $0.57 per share, respectively)	(2,103,128)	(243,517)
Return of Capital ($0.00 and $0.04 per share, respectively)	-	(16,726)
Total Distributions to Shareholders	(2,103,128)	(260,243)

Capital Share Transactions:
Proceeds from Shares Issued (2,465,027 and 685,808 shares, respectively)	25,008,418	6,950,941
Distributions Reinvested (166,447 and 25,839 shares, respectively)	1,689,844	258,879
Cost of Shares Redeemed (341,571 and 12,072 shares, respectively)	(3,488,242)	(120,728)
Total Capital Share Transactions	23,210,020	7,089,092

Total Increase in Net Assets	23,831,431	7,019,275

Net Assets:
Beginning of Period	7,119,275	100,000
End of Period	$ 30,950,706	$ 7,119,275

Accumulated Distributions in excess of
Net Investment Income at End of Period	$ (48,288)	$ -
____
* The Fund commenced operations March 23, 2012

See accompanying notes to financial statements.

GL Beyond Income Fund
STATEMENT OF CASH FLOWS
For the Year Ended January 31, 2014

Cash flows used in operating activities:
Net increase in net assets resulting from operations	$ 2,724,539
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of investments and interest capitalizations	(24,518,242)
Proceeds from paydowns of investments	2,075,470
Proceeds from sales of investments	321,462
Net realized gain from investments	(1,467)
Net change in unrealized appreciation on investments	(634,295)

Net Amortization of Premiums	130,985

Changes in assets and liabilities
(Increase)/Decrease in assets:
Due from Investment Adviser	41,303
Payable for Dividends	(373,283)
Paydowns Receivable	(27,718)
Prepaid Expenses and Other Assets	9,454
Increase/(Decrease) in liabilities:
Accrued Advisory Fee	30,367
Payable to Affiliates	(10,491)
Accrued Shareholder Servicing Fee	4,980
Accrued Expenses and Other Liabilities	(9,743)
Net cash used in operating activities	(20,236,679)

Cash flows from financing activities:
Proceeds from shares sold	25,008,418
Payment on shares redeemed	(3,488,242)
Cash distributions paid	(166,149)
Net cash provided by financing activities	21,354,027

Net increase in cash	1,117,348
Cash at beginning of year	254,889
Cash at end of year	$ 1,372,237

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$ 1,689,844
See accompanying notes to financial statements.

GL Beyond Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	For the	For the
	Year Ended	Period Ended
	January 31, 2014	January 31, 2013 *

Net Asset Value, Beginning of Period	$ 10.03	$ 10.00
From Investment Operations:
Net investment income (a)	1.03	0.81
Net gain (loss) from investments
(both realized and unrealized)	0.21	(0.17)
Total from operations	1.24	0.64

Less Distributions:
From net investment income	(0.95)	(0.57)
From return of capital	-	(0.04)
Payable for Dividends	(0.95)	(0.61)

Net Asset Value, End of Period	$ 10.32	$ 10.03

Total Return (b)	12.75%	6.53%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 30,951	$ 7,119
Ratios to average net assets
Expenses, Gross	4.00%	13.01%	(c)
Expenses, Net of Reimbursement	3.00%	3.00%	(c)
Net investment income, Net of Waivers and Reimbursements	10.10%	9.37%	(c)
Portfolio turnover rate	12%	12%	(d)

__________
* The Fund commenced operations March 23, 2012
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total return would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized.
(d) Not annualized.

See accompanying notes to financial statements.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2014

1.

ORGANIZATION

GL Beyond Income Fund (the “Fund”) was organized as a Delaware statutory trust on October 11, 2011 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.  The investment objective of the Fund is to seek income. The Fund pursues its investment objective by investing primarily in individual variable-rate interest income-producing debt securities (i.e. loans made to individuals that are represented by a note). The Fund does not primarily invest in pools of notes, but rather note-by-note. The Fund may also invest in mutual funds and exchange-traded funds ("ETFs") that invest primarily in fixed-rate or variable-rate fixed income securities.  The Fund commenced operations on March 23, 2012.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Fund may invest in Funds of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Underlying Funds.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Adviser’s Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board of Trustees (the “Board”). There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of   unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund managers anticipate that most all of the securities obtained by the Fund will be unlisted whole loans purchased in private transactions.  The Fund plans to carry these securities at a fair value equal to their cost, adjusted to fair value based upon delinquency status, and a discounted cash flow adjustment based on credit score change, yield curve change, and market spreads. Loan premiums and/or discounts will be accounted for as prescribed by GAAP.  At each day’s end, the Fund will adjust the valuation of the securities based on the individual performance of the loans or changes in other factors listed above. Credit score information and market spreads are updated once and twice per month, respectively.  Unlisted whole loans purchased or issued by the Fund carry variable interest rates (indexed to LIBOR or PRIME) which typically reset on a monthly or quarterly basis.  As a result, the impact of interest rate changes on security valuations is muted.

The Fund invests in promissory notes which are not publicly traded and for which the Valuation Committee has established a methodology for fair value.  Based on their short-term duration and the credit history of the issuer, the Valuation Committee values the promissory notes at par.  The Valuation Committee meets on a regular basis to review the valuation methodology.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2014 for the Fund’s assets measured at fair value:

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014

Assets*	Level 1	Level 2	Level 3	Total
Consumer Notes	$ -	$ -	$ 23,617,262	$ 23,617,262
Closed- End Funds	1,519,538	-	-	1,519,538
Private Placements	-	-	4,150,000	4,150,000
Total	$ 1,519,538	$ -	$ 27,767,262	$ 29,286,800

*Refer to the Portfolio of Investments for consumer classifications.

  There were no transfers into or out of any of the Levels during the year.

   It is the Fund’s policy to record transfers into or out of Levels 1, 2, and 3 at the end of the reporting period.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Private Placements	Consumer Notes	Totals
Beginning Balance	$ -	$ 6,660,713	$ 6,660,713
Total realized gain (loss)	-	-	-
Appreciation (Depreciation)	-	648,768	648,768
Cost of Purchases and Interest Capitalizations	4,425,000	18,514,236	22,939,236
Proceeds from Sales	(275,000)	-	(275,000)
Paydowns	-	(2,075,470)	(2,075,470)
Accretion of Discount	-	(130,985)	(130,985)
Net transfers in/out of level 3	-	-	-
Ending Balance	$ 4,150,000	$ 23,617,262	$ 27,767,262

The following table summarizes the valuation techniques used and unobservable inputs developed by the Valuation Committee to determine the fair value of certain, material Level 3 investments:

Consumer Loans
Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable Input(s)
$ 23,617,262	Delinquency Analysis	Days Delinquent	0 to 180 days	2 days
	Yield Analysis	Credit Score Change	-550 to 550	2.86
	Payment Analysis	Prepayment Speed	6 CPR	6 CPR

Private Placements
Value	Valuation Technique(s)	Unobservable Input(s)	Range of Unobservable Input(s)	Weighted Average of Unobservable input(s)
$ 4,150,000	Credit Rating Review & Days to Maturity	Yield Impact	20% - 30%	25.36%

A change to the unobservable input may result in a significant change to the value of the investment as follows:

	Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Consumer Notes	Days Delinquent	Decrease	Increase
	Credit Score Change	Increase	Decrease
	Prepayment Spread	Decrease	Increase

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014

	Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Private Placements	Yield Impact	Decrease	Increase

The Fund’s senior management contracted with Banker Resources and Solutions to create an initial asset valuation policy that would calculate the student loans’ market values based on the same approach used in the retail banking sector.    Assets are impaired by a percentage that correlates to the probability a loan will be written off based on how many days delinquent the asset is.  The impairment applied will be reviewed quarterly, and adjusted up or down, to ensure when applied it is appropriately matching the actual results the Fund is witnessing. The Fund overlays an additional model, that will incorporate proxies for market demand for similar risk assets as well as changes in the yield curve and  credit rating of the underlying debtors. Additional enhancements to the valuation procedure will be considered quarterly to provide a more accurate reflection of the fair value.

Fixed Income Risk - When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a modest decline in the value of variable-rate fixed income securities. In general, the market price of variable-rate debt securities with longer times to interest rate reset will increase or decrease more in response to changes in interest rates than those with shorter times to interest rate reset.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Rising interest rates tend to increase the likelihood of issuer default.  These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.

Credit Risk - There is a risk that note issuers will not make scheduled payments, resulting in losses to the Fund.  In addition, the credit quality of securities may decline if an issuer's financial condition deteriorates.  Lower credit quality may lead to greater volatility in the price of a note and in shares of the Fund.  Lower quality notes, as evaluated by the Adviser, are more likely to default than those considered prime by the Adviser or a rating evaluation agency or service provider.  An economic downturn or period of rising interest rates could adversely affect the market for these notes and reduce the Fund's ability to sell these securities.  The lack of a liquid market for these securities could decrease the Fund's share price.  Additionally, issuers may seek bankruptcy protection which will delay resolution of security holder claims and may eliminate or materially reduce liquidity.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of portfolio securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  Lower quality notes offer the potential for higher return, but also involve greater risk than debt securities of higher quality, including an increased possibility that the issuer or guarantor, if any, may not be able to make its payments of interest and principal.  If that happens, the value of the security will decrease and may become worthless.  This will cause the Fund's share price to decrease and its income will be reduced.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Offering Costs – Offering costs incurred by the Fund of $46,396 were treated as deferred charges until operations commenced of which $6,356 was amortized during the fiscal year ending January 31, 2014, based on a 12 month period using the straight line method.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns or expected to be taken in the 2014 tax returns.  The Fund identifies its major tax jurisdiction as U.S. Federal.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Distributions to Shareholders –Distributions from investment income are declared, recorded, and paid on a quarterly basis.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Indemnification – The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Fund by GL Capital Partners, LLC (the “Adviser”).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 2.25% of the average daily net assets of the Fund.  For the year ended January 31, 2014, the Adviser earned advisory fees of $463,184.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including organizational and offering expenses but excluding any taxes, interest, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) at least until May 31, 2014, so that the total annual operating expenses of the Fund do not exceed 3.00% of the Fund’s average daily net assets.  Waivers and expense reimbursement payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the year ended January 31, 2014, the Adviser waived fees and reimbursed expenses of $205,497. As of January 31, 2014, the cumulative expenses subject to recapture amounted to $467,615 and will expire on January 31of the years indicated below:

2016	2017	Total
$262,118	$205,497	$467,615

Pursuant to separate servicing agreements with Gemini Fund Services, LLC (“GFS”), the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014

GemCom, LLC (“GemCom”) - GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, GemCom receives customary fees from the Fund.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”).  The Board of Trustees has adopted, on behalf of the Fund, a Shareholder Services Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Service Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the year ended January 31, 2014, the Fund incurred distribution fees of $51,465.

Loan Servicing Agreement – On loans that are serviced by GL Capital Partners, LLC, the Fund will pay a monthly adjustable rate fee of $100 plus a fee based on the percentage of the loan balance serviced plus an additional fee per loan that is delinquent or in collection. The fee based on a percentage of the loan balances rage from 0.05% - 0.0625% depending on whether the loan is in repayment or deferment and an additional $3.25 - $8.25 if a loan is delinquent or in collection. For the year ended January 31, 2014, the Fund paid GL Capital Partners, LLC $4,547 in servicing fees

Trustees – The Fund pays each Trustee who is not affiliated with the Fund or Advisor a quarterly fee of $1,750, as well as reimbursement for any reasonable expenses incurred attending meetings.  The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Fund.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale (paydown) of securities, other than short-term securities, for the year ended January 31, 2014 amounted to $23,020,092 and $2,123,145, respectively.

5.

REPURCHASE OFFERS / SHARES OF BENEFICIAL INTEREST

Pursuant to Rule 23c-3 under the Investment Company Act of 1940, as amended, the Fund offers shareholders on a quarterly basis the option of redeeming shares, at net asset value, of no less than 5% and no more than 25% of the shares outstanding on the Repurchase Request Deadline. The Board shall determine the quarterly repurchase offer amount.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly repurchase offer, although each shareholder will have the right to require the Fund to purchase up to and including 5% of such shareholder's shares in each quarterly repurchase. Limited liquidity will be provided to shareholders only through the Fund's quarterly repurchases.

During the year ended January 31, 2014, the Fund completed four quarterly repurchase offers. The Fund offered to repurchase up to 5% of the number of its outstanding shares as of the Repurchase Pricing Dates. The results of the repurchase offers were as follows:

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014

	Repurchase Offer	Repurchase Offer	Repurchase Offer	Repurchase Offer
Commencement Date	March 20, 2013	June 14, 2013	September 17, 2013	December 17, 2013
Repurchase Request Deadline	April 22, 2013	July 15, 2013	October 17, 2013	January 17, 2014
Repurchase Pricing Date	April 22, 2013	July 15, 2013	October 17, 2013	January 17, 2014
Net Asset Value as of Repurchase Offer Date	$10.07	$10.07	$10.30	$10.30
Amount Repurchased	$611,078	$699,589	$1,772,654	$404,921
Percentage of Outstanding Shares Repurchased	4.19%	3.26%	6.84%	1.33%

6.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended January 31, 2014 and period ended January 31, 2013 was as follows:

	Fiscal Year Ended	Fiscal Period Ended
	January 31, 2014	January 31, 2013
Ordinary Income	$ 2,103,128	$ 243,517
Return of Capital	-	16,726
	$ 2,103,128	$ 260,243

As of January 31, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

			Unrealized	Total
Undistributed	Long Term	Other Book/	Appreciation/	Accumulated
Ordinary Income	Capital Gains	Tax Differences	(Depreciation)	Earnings/(Deficits)
$ 214,286	$ 19,965	$ (247,135)	$ 581,204	$ 568,320

Permanent book and tax differences, primarily attributable to paydown adjustments, resulted in reclassification for the year ended January 31, 2014 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income	Loss
$ (33,937)	$ 33,937

7.

INVESTMENT IN RESTRICTED SECURITIES

Consumer Notes and Private Placement Notes held by the Fund are exempt from registration under the Securities Act of 1933, (the "1933 Act"). Private Placement Notes are subject to certain restrictions on resale and cannot be sold publicly. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

GL Beyond Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2014

As of January 31, 2014, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Maturity	Par	Cost	Value	Annualized Rate	% of Net Assets	Convertible Into Equity Class
LAOH2 Capital LLC - Promissory Note	11/12/2013	11/20/2014	$ 900,000	$ 900,000	$ 900,000	20.00%	2.91%	VII
LAOH2 Capital LLC - Promissory Note	10/10/2013	10/10/2014	$ 500,000	$ 500,000	$ 500,000	20.00%	1.62%	VI
LAOH2 Capital LLC - Promissory Note	9/12/2013	9/12/2014	$ 1,000,000	$ 1,000,000	$ 1,000,000	25.00%	3.23%	III, IV, V
LAOH2 Capital LLC - Promissory Note	5/29/2013	6/4/2014	$ 625,000	$ 625,000	$ 625,000	30.00%	2.02%	II
LAOH2 Capital LLC - Promissory Note	4/12/2013	5/6/2014	$ 1,125,000	$ 1,125,000	$ 1,125,000	30.00%	3.63%	I

LAOH2 Capital LLC is a domestic limited liability company. The investments in the promissory notes LAOH2 Capital LLC are participations in factoring transactions which finance the accounts receivable from San Miguel Corporation (“San Miguel”) and JG Summit Holdings, Inc (“JG Summit”).  San Miguel is a company based in the Philippines and Southeast Asia's largest publicly listed food, beverage and packaging company, to various suppliers of San Miguel. JG Summit is one of the leading companies in the Philippines with business interests in Air Transportation, Banking, Food Manufacturing, Petrochemicals, Real Estate, Hotels & Property Development, and Telecommunications.  The Adviser views San Miguel & JG Summit as the ultimate credit risk on these promissory notes.  The proceeds of the promissory notes pre-fund the suppliers that San Miguel & JG Summit uses to produce its end products and is paid back by the suppliers in-kind at an agreed upon interest rate and date.

In that San Miguel & JG Summit are emerging markets companies, the Fund is exposed to risk factors relative to investments in emerging market countries. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.  These conditions could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

LAOH2 may convert the outstanding principal and interest then due under each Note to a Capital Contribution, in the equity classes noted above, by the holder of the Note and thereupon the holder of the Note shall be a Member of the specified Class, the Note shall be of no further force or effect and the Class Percentage Interest of the Note holder and each other Class Member shall be adjusted so that the Class Percentage Interest of each is the same as the percentage each Member’s total Class Capital Contributions bears to the Class Capital Contributions of all Class Members.

9.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements, other than the following: On March 28, 2014, the Fund paid a dividend of $0.2556 per share to shareholders of record on March 27, 2014. The Fund completed a quarterly repurchase offer on April 22, 2014 which resulted in 1.83% of Fund shares being repurchased for $629,170.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of

GL Beyond Income Fund

We have audited the accompanying statement of assets and liabilities of the GL Beyond Income Fund, including the portfolio of investments, as of January 31, 2014, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period March 23, 2012 (commencement of operations) through January 31, 2013.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2014 by correspondence with the custodian and other appropriate parties. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As explained in Note 2, the financial statements include investments valued at $27,767,262 (89.71% of net assets), whose fair values have been estimated under procedures established by the Board of Trustees in the absence of readily ascertainable fair values.  These estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GL Beyond Income Fund as of January 31, 2014, and the results of its operations and cash flows for the year then ended, and the changes in its net assets and its financial highlights for the year then ended and for the period March 23, 2012 to January 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

May 29, 2014

GL Beyond Income Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2014

As a shareholder of The Fund, you incur two types of costs: (1) transaction costs (2) ongoing costs, including management fees; distribution and/or service (Shareholder Servicing) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GL Beyond Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 through January 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During the Period (8/1/13 to 1/31/14)
Actual*	$1,000.00	$1,078.90	$15.72
Hypothetical (5% return before expenses)	$1,000.00	$1,010.08	$15.20

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

GL Beyond Income Fund - GL Capital Partners, LLC

In connection with the regular meeting held on December 11, 2013 and the special meeting held on January 15, 2014 the Board of Trustees (the “Trustees”) of the GL Beyond Income Fund (the “Trust”), including an in-person majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between GL Capital Partners, LLC  (“GL” or the “Adviser”) and the Trust, with respect to the GL Beyond Income  Fund (the “Fund”).  In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees discussed the extent of GL’s research capabilities, the quality of the firm’s compliance infrastructure and the experience of its fund management personnel. The Board noted that the Adviser’s staff and portfolio managers have extensive personal knowledge of the Fund and its investment strategy.  The Board further noted that the Adviser performs labor-intensive research and reviews of each issuer and monitors performance of each issuer.  The Trustees concluded that the Adviser has provided a level of service consistent with the Board's expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Adviser’s past performance, as well as other factors relating to its track record.  The Board noted that the Fund has highly specialized investment strategy and, consequently, there are no peers that invest primarily in  consumer loan notes in an investment company setting.  The Board noted that the Fund’s performance for the period March 23, 2012 (inception) through October 31, 2013, stating the Fund’s performance was 10.28% compared to 1.79% by the Barclays Aggregate Bond Index and 17.83% by the S&P 500 Index over the same period. The Board noted that the Fund outperformed its primary benchmark and a supplemental Barclays Government/Credit benchmark over the one-year and since inception categories.  The Board further noted that Fund underperformed S&P 500 index over the same periods; however, the S&P 5000 index consist solely of equities and is not directly comparable to the Fund.   The Board noted that performance was satisfactory and that the Fund performed as intended and concluded that this strategy has the potential to deliver positive returns for the shareholders over the long-term.

Fees and Expenses.  The Board noted the Fund is currently paying the Adviser a management fee of 2.25% based on the average net assets of the Fund.  The Board then discussed the comparison of management fees (which where equal to the peer group average of funds selected for their specialized and labor-intensive management style) and total operating expense (below peer group) data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser. The Board noted the limited amount of comparable funds with similar focus and investment strategy and that the peer group was selected based on the labor intensive and high degree of difficulty of the nature of managing each fund’s investment strategy.  The Board, including the Independent Trustees, next considered the expense ratio for the Fund, and expense ratios of a peer group of funds.   The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed funds of comparable size.

Economies of Scale.  The Board, including the Independent Trustees, considered whether there are economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that based on the current size of the Fund, economies of scale was not a relevant consideration at this time, but would be revisited as the Fund grew.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund.  It also considered the profits realized by the Adviser from other activities related to the Fund.  The Trustees concluded the Adviser’s lacks profitability from its relationship with the Fund.

Conclusion.  Having requested and received such information from GL as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of the GL Beyond Income Fund.

GL Beyond Income Fund

TRUSTEE TABLE (Unaudited)

January 31, 2014

Independent Trustees

Name and Year of Birth****	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last Five Years
Jeffrey Wanic Born in 1973	Trustee since October 2013	President, Sustainable Pavement Technologies, 2007 to present.	1	None
Stephen M. Kezirian Born in 1973	Trustee since January, 2012	Chief Executive Officer, IBEX Global Solutions (2011 to present) Chief Operating Officer, Cantor Gaming (2010 to 2011); General Manager/Vice-President-Telesales, Sprint Nextel Corporation (2004 to 2009).	1	Multiband Corporation (August 2012 to present); Proginet Corporation (September 2008 to September 2012)
Matthew D. Shevlin Born in 1977	Trustee since January, 2012	Vice-President, Deutsche Bank (2007 to April 2012) Vice-President, Walker & Dunlop (April 2012 to Present).	1	None

Interested Trustees, Officers

Name, Address and Year of Birth****	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Daniel J. Thibeault*** Born in 1974	Trustee, Chairman and President since February 2013	President and CEO of Graduate Leverage, LLC (financial services) since 2003.	1	None
Stephen L. Brune 400 Fifth Avenue, Suite 600, Waltham, MA 02451 Born in 1976	Treasurer since March 2014

Chief Operating Officer, GL Capital Partners, LLC, Dec. 2013 to present, Vice President of Investment Advisory Jan, 2013 to Nov. 2013; Vice President, Deerpath Capital Management, LP, Aug. 2007 to June 2012.

			n/a	n/a
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Assistant Treasurer, since January 2012	Vice President from 2004 to Present; Senior Fund Administrator from 1999 to 2004, Gemini Fund Services, LLC.	n/a	n/a
Kelly Calley 400 Fifth Avenue, Suite 600, Waltham, MA 02451 Born in 1971	Secretary, since September 2013	Graduate Leverage, LLC (financial services); Director of the President's Office, 2013 to present, V.P. Client Services, 2009 to 2012, AVP Operations and Client Advisor 2005 to 2008.	n/a	n/a

GL Beyond Income Fund

TRUSTEE TABLE (Unaudited) (Continued)

January 31, 2014

William Kimme 17605 Wright Street Suite 2, Omaha, NE 68130 Born in 1963	Chief Compliance Officer and Anti-Money Laundering Officer, since January 2012

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (August, 2009-September 2011); Assistant Director, FINRA (January 2000-August 2009).

		n/a	n/a

* The term of office for each Trustee listed above will continue indefinitely.

** The term "Fund Complex" refers to the GL Beyond Income Fund.

*** Mr. Thibeault is an interested Trustee because of his controlling interest in the Fund's adviser and he is also an officer (President) of the Fund.

**** The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street Suite 2, Omaha, NE 68130

The Fund's Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free 1-855-754-7930.

PRIVACY NOTICE Rev. February 2012
FACTS		WHAT DOES THE GL BEYOND INCOME FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

  The types of personal information we collect and share depend on the product or service you have with us. This information can include:

▪ Social Security number

▪ Purchase History

▪ Assets

▪ Account Balances

▪ Retirement Assets

▪ Account Transactions

▪ Transaction History

▪ Wire Transfer Instructions

▪ Checking Account Information

  When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the GL Beyond Income Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does GL Beyond Income Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?		Call 1-855-754-7930

Who we are
Who is providing this notice?	GL Beyond Income Fund
What we do
How does GL Beyond Income Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does GL Beyond Income Fund collect my personal information?

We collect your personal information, for example, when you

▪ Open an account

▪ Provide account information

▪ Give us your contact information

▪ Make deposits or withdrawals from your account

▪ Make a wire transfer

▪ Tell us where to send the money

▪ Tells us who receives the money

▪ Show your government-issued ID

▪ Show your driver's license

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

▪   Sharing for affiliates' everyday business purposes – information about your creditworthiness

▪   Affiliates from using your information to market to you

▪   Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ GL Beyond Income Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ GL Beyond Income Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ GL Beyond Income Fund does not jointly market.

Adviser	GL Capital Partners, LLC 400 5th Ave, Suite 600 Waltham, MA 02451
Distributor	Northern Lights Distributors, LLC 17605 Wright Street Suite 2 Omaha, Nebraska 68130
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street Suite 2 Omaha, Nebraska 68130
Custodian	Union Bank, National Association 350 California Street 6th Floor San Francisco, California 94104

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7930 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7930.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Matthew D. Shevlin is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Shevlin is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2014 - $16,000

2013 - $16,000

(b)

Audit-Related Fees

2014 - $0

2013 - $0

(c)

Tax Fees

2014 - $3,000

2013 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2014 - $0

2013 - $0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2014

2013

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $3,000

2013 - $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Pursuant to the recent adoption by the Securities and Exchange Commission (the “Commission”) of Rule 206(4)-6 (17 CFR 275.206(4)-6) and amendments to Rule 204-2 (17 CFR 275.204-2) under the Investment Advisers Act of 1940 (the “Act”), it is a fraudulent, deceptive, or manipulative act, practice or course of business, within the meaning of Section 206(4) of the Act, for an investment adviser to exercise voting authority with respect to client securities, unless (i) the adviser has adopted and implemented written policies and procedures that are reasonably designed to ensure that the adviser votes proxies in the best interests of its clients, (ii) the adviser describes its proxy voting procedures to its clients and provides copies on request, and (iii) the adviser discloses to clients how they may obtain information on how the adviser voted their proxies.

In order to fulfill its responsibilities under the Act, GL Capital Partners, LLC (hereinafter, “GL”, “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to direct investments in companies held in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

We generally believe that portfolio managers that invest in and track particular companies have a unique perspective to make decisions with regard to proxy votes.  Therefore, we rely on that perspective to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight and expertise from outside sources as to how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other.  In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that some measure of turnover in board composition typically promotes more independent board action and fresh perspectives on governance.  Of greater importance is the skill set of the proposed board member.  We will also look at the backgrounds of the directors to gauge their business acumen and any special talent or experience that may add value to their participation on the board.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will pay special attention to efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time.

Approval of Independent Auditors

We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.

Requiring senior executives to hold stock in a company.

2.

Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans

There are arguments both in favor of and against shareholder rights plans, also known as poison pills.  For example, such measures may tend to entrench or provide undue compensation to current management, which we generally consider to have a negative impact on shareholder value.  Therefore, our preference is for a plan that places shareholder value in a priority position above interests of management.

SUMMARY OF PROXY VOTING PROCEDURES

As a fiduciary to its investors, GL recognizes the need to actively manage and vote proxies and other shareholder actions and consents that may arise in the course of its investment advisory activities on behalf of its clients.  However, due to the nature of the investments of the Fund and indirect exposure to underlying equity investments, we believe that it would be rare that GL would be in a position to cast a vote or called upon to vote a proxy.

In the event that GL does receive a proxy notice, shareholder consent, or is otherwise entitled to vote on any issue related to the investments of its advisory client accounts, GL will process and vote all shareholder proxies and other actions in a timely manner insofar as GL can determine based on the facts available to GL at the time of its action, in the best interests of the affected GL advisory client(s).  Although GL expects that proxies will generally be voted in a manner consistent with the guidelines set forth in this policy, there may be individual cases where, based on facts available to GL, voting according to policy would not be in the best interests of the fund and its shareholders. In such cases, GL may vote counter to the stated policy.

Proxy Voting Procedure

1) Notices received are reviewed by the Compliance Department;

2) Forwarded to the Research & Asset Allocation Department for review and voting decision;

3) Vote or consent entered according to GL’s best judgment under the facts and circumstances presented.  Such decision shall be made, documented and approved by the Research & Asset Allocation Department and at least one member of the Executive Committee;

4) Final review and sign-off by Compliance Department and filing with a copy in the Proxy Voting Log.

GL may at any time, outsource Proxy Voting responsibilities to Institutional Shareholder Services (“ISS”) or similar service provider that the Executive Committee may approve, provided that such service provider votes each proxy based on decisions made by GL.

CLIENT INFORMATION

A copy of these Proxy Voting Policies and Procedures is available to our clients, without charge, upon request, by calling 1-800-643-3431 and can also be found on the EDGAR database on the web at http://www.sec.gov.  We will send a copy of these Proxy Voting Policies and Procedures within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

In addition, we will provide each client, without charge, upon request, information regarding the proxy votes cast by us with regard to the client’s securities.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Mr. Thibeault, Managing Director of the Adviser, and Frank Luisi, Vice President of the Adviser, are the Fund's co-portfolio managers. Each share primary responsibility for management of the Fund's investment portfolio.  Mr. Luisi is compensated through a salary.  Because the portfolio managers may manage assets for other pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals) (collectively "Client Accounts"), or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee it receives from the Fund, or it may, directly or indirectly, receive a performance-based fee on a Client Account. In those instances, a portfolio manager may have an incentive to not favor the Fund over the Client Accounts. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

As of March 31, 2014, Mr. Thibeault was responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	1	$5,400,000	1	$5,400,000
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

As of March 31, 2014, Mr. Luisi was responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Because the portfolio manager manages assets for other pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals) (collectively "Client Accounts"), or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee it receives from the Fund, or it may, directly or indirectly, receive a performance-based fee on a Client Account. In those instances, the portfolio manager may have an incentive to not favor the Fund over the Client Accounts. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Mr. Thibeault and Mr. Luisi are compensated through a salary.

As of March 31, 2014, the Portfolio Managers’ ownership of the Fund was as follows:

Portfolio Managers	Dollar Range of Shares Owned
Mr. Daniel J. Thibeault	Over $100,000
Mr. Frank Luisi	$10,001 - $50,000

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GL Beyond Income Fund

By (Signature and Title)

/s/ Daniel J. Thibeault

Daniel J. Thibeault, President

Date

5/30/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Daniel J. Thibeault

Daniel J. Thibeault, President

Date

5/30/14

By (Signature and Title)

/s/ Frank Luisi

       Frank Luisi, Treasurer

Date

5/30/14